UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [81.9%]
FAMC, MTN
0.108%, 01/03/15(A)	$50,000	$49,999
0.200%, 03/06/15	50,000	50,005
0.140%, 05/08/15	50,000	49,996
0.195%, 09/09/15	30,000	29,993
FAMC DN (B)
0.100%, 01/06/15	20,000	20,000
0.070%, 01/08/15	59,000	58,999
0.120%, 01/14/15	11,498	11,497
0.100%, 01/15/15	15,000	14,999
0.075%, 01/26/15	10,000	9,999
0.087%, 03/10/15	75,000	74,988
0.120%, 03/16/15	50,000	49,988
FFCB
0.124%, 01/11/15(A)	58,000	57,990
0.191%, 01/13/15(A)	12,300	12,301
0.254%, 01/19/15(A)	50,000	50,073
0.184%, 01/23/15(A)	26,500	26,505
0.121%, 01/23/15(A)	50,000	49,992
0.130%, 06/17/15	88,405	88,391
FHLB
0.127%, 01/10/15(A)	50,000	50,002
0.126%, 01/15/15(A)	20,000	20,000
0.090%, 01/15/15	40,000	40,000
0.250%, 01/16/15	25,000	25,001
0.127%, 01/16/15(A)	45,000	45,003
0.121%, 01/16/15(A)	50,000	50,001
0.090%, 01/16/15	40,000	40,000
0.110%, 01/20/15(A)	25,000	25,000
0.125%, 01/23/15	45,000	45,000
0.150%, 01/25/15(A)	65,000	65,012
0.100%, 02/19/15	29,275	29,274
0.090%, 02/19/15	50,000	49,998
0.250%, 02/20/15	14,435	14,437
0.090%, 02/23/15	50,000	49,998
0.110%, 04/07/15	36,700	36,697
0.070%, 04/22/15	28,525	28,520
0.070%, 04/29/15	184,000	183,983
0.170%, 07/22/15	50,000	49,997
0.125%, 08/07/15	5,650	5,648
0.200%, 08/19/15	40,900	40,906
0.210%, 08/28/15	50,000	50,009
0.200%, 09/25/15	40,000	39,999
0.250%, 12/07/15	49,000	49,000
FHLB DN (B)
0.060%, 01/07/15	50,000	49,999
0.057%, 01/09/15	120,600	120,598
0.075%, 01/21/15	129,200	129,195
0.090%, 01/23/15	70,000	69,996
0.065%, 01/28/15	30,000	29,998
0.090%, 02/04/15	190,700	190,684
0.089%, 02/06/15	115,710	115,700
0.093%, 02/11/15	48,726	48,721
0.090%, 02/13/15	99,681	99,670
0.095%, 03/04/15	200,000	199,967
0.140%, 05/06/15	50,000	49,976

Description	Face Amount (000)	Value (000)

FHLMC (A)
0.151%, 01/16/15	$50,000	$50,010
0.141%, 01/16/15	50,000	50,005
0.160%, 01/26/15	50,000	50,009
FHLMC DN (B)
0.090%, 01/09/15	20,000	20,000
0.100%, 01/13/15	100,000	99,997
FNMA
0.375%, 03/16/15	84,125	84,166

Total U.S. Government Agency Obligations
(Cost $3,197,891)		3,197,891

Municipal Bonds [6.9%]
California [1.7%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.040%, 01/01/15(A) (C)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.040%, 01/01/15(A) (C)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.040%, 01/01/15(A) (C)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.040%, 01/01/15(A) (C)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.040%, 01/01/15(A) (C)	9,000	9,000

Total California		66,750

Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.050%, 01/01/15(A) (C)	6,500	6,500

Iowa [0.2%]
Iowa State, Finance Authority, Various Mortgage, Ser D, RB, GNMA/FNMA, AMT
0.050%, 01/01/15(A) (C)	6,600	6,600
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

New York [3.7%]
New York City, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.030%, 01/01/15(A) (C)	$13,500	$13,500
New York City, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.040%, 01/01/15(A) (C)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.040%, 01/07/15(A) (C)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.040%, 01/07/15(A) (C)	18,100	18,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.040%, 01/07/15(A) (C)	23,800	23,800
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.040%, 01/07/15(A) (C)	7,500	7,500
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.030%, 01/07/15(A) (C)	15,000	15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.040%, 01/07/15(A) (C)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.040%, 01/07/15(A) (C)	20,000	20,000

Total New York		146,050

Texas [0.7%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.060%, 01/07/15(A) (C)	13,495	13,495

Description	Face Amount (000)	Value (000)

Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.050%, 01/01/15(A) (C)	$13,490	$13,490

Total Texas		26,985

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.060%, 01/01/15(A) (C)	16,295	16,295

Total Municipal Bonds
(Cost $269,180)		269,180

Repurchase Agreements (D) [4.5%]
Bank of America
0.060, dated 12/31/14, repurchased on 01/02/15, repurchased price $75,000,125 (collateralized by various U.S. Treasury Notes, par values ranging from $45,300,000 to $55,400,000, 0.000% - 2.000%, 11/15/21 to 05/15/36; with a total market value $76,500,000)	75,000	75,000
Goldman Sachs
0.070, dated 12/31/14, repurchased on 01/02/15, repurchased price $100,000,194 (collateralized by various U.S. Government obligations, par values ranging from $31,000,000 to $39,100,000, 0.375% - 1.000%, 12/30/15 to 12/20/17; with a total market value $102,000,097)	100,000	100,000

Total Repurchase Agreements
(Cost $175,000)		175,000

U.S. Treasury Obligations [4.1%]
U.S. Treasury Bill (B)
0.005%, 01/29/15	50,000	50,000
U.S. Treasury Note
0.109%, 01/06/15 (A)	80,000	80,007
0.085%, 01/06/15 (A)	30,000	29,996

Total U.S. Treasury Obligations
(Cost $160,003)		160,003

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Government Money Market Fund

Description	Shares	Value (000)

Short-Term Investment [2.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%**	100,302,826	$100,303

Total Short-Term Investment
(Cost $100,303)		100,303

Total Investments [99.9%]
(Cost $3,902,377) †		$3,902,377

Percentages are based on Net Assets of $3,904,967 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Put and Demand Feature – The date reported is the next reset or put date.
(D)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,197,891	$—	$3,197,891
Municipal Bonds	—	269,180	—	269,180
Repurchase Agreements	—	175,000	—	175,000
U.S. Treasury Obligations	—	160,003	—	160,003
Short-Term Investment	100,303	—	—	100,303
Total Investments in Securities	$100,303	$3,802,074	$—	$3,902,377

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [63.7%]
Banks [33.9%]
Australia and New Zealand Banking Group (A)
0.190%, 04/23/15	$35,000	$34,979
Bank of Tokyo-Mitsubishi UFJ NY
0.120%, 01/05/15	35,000	35,000
BPCE (A)
0.210%, 02/02/15	10,000	9,998
Credit Suisse NY
0.320%, 02/24/15	10,000	9,995
Deutsche Bank Financial
0.320%, 01/28/15	10,000	9,998
HSBC USA
0.220%, 02/02/15	9,843	9,841
Korea Development Bank NY
0.220%, 01/28/15	30,000	29,995
Macquarie Bank (A)
0.160%, 02/20/15	20,000	19,996
0.220%, 03/09/15	15,000	14,994
National Australia Funding Delaware (A)
0.200%, 02/02/15	30,000	29,995
Natixis US Finance
0.280%, 02/17/15	10,000	9,996
Nordea Bank (A)
0.210%, 04/08/15	10,000	9,995
Skandinaviska Enskilda Banken (A)
0.180%, 02/04/15	10,000	9,998
Societe Generale North America
0.290%, 03/31/15	12,000	11,991
Standard Chartered Bank (A)
0.280%, 03/02/15	10,000	9,995
Sumitomo Corp of Americas
0.200%, 01/06/15	10,000	10,000
0.210%, 01/20/15	22,600	22,598
Sumitomo Mitsui Banking (A)
0.200%, 02/18/15	25,000	24,993
0.240%, 04/02/15	10,000	9,994
Westpac Banking (A)
0.260%, 06/19/15	35,000	34,957

Total Banks		359,308

Financial Services [23.6%]
AllianceBernstein (A)
0.290%, 03/04/15	10,000	9,995
Allianz Finance (A)
0.290%, 03/02/15	15,000	14,993
ASB Finance (A)
0.200%, 03/31/15	25,000	24,988
Caisse Centrale Desjardins (A)
0.220%, 02/23/15	20,000	19,994
0.340%, 08/27/15	15,000	14,966
Collateralized Commercial Paper
0.200%, 02/02/15	20,000	19,996
0.270%, 03/09/15	15,000	14,992

Description	Face Amount (000)	Value (000)

General Electric Capital
0.200%, 01/07/15	$15,000	$14,999
0.200%, 04/28/15	20,000	19,987
John Deere Financial (A)
0.140%, 01/15/15	35,000	34,998
Liberty Streeet Funding (A)
0.130%, 01/12/15	25,000	24,999
Toyota Motor Credit
0.120%, 02/23/15	25,000	24,996
0.230%, 03/05/15	10,000	9,996

Total Financial Services		249,899

Industrials [3.3%]
Danaher
0.110%, 01/12/15	35,000	34,999

Schools [2.9%]
University of California
0.150%, 01/09/15	20,000	20,000
0.180%, 04/20/15	11,116	11,110

Total Schools		31,110

Total Commercial Paper
(Cost $675,316)		675,316

Certificates of Deposit [9.4%]
Bank of America
0.200%, 03/05/15	35,000	35,000
Mizuho Bank
0.190%, 01/05/15	25,000	25,000
Norinchukin Bank
0.200%, 03/02/15	10,000	10,000
Toronto Dominion Bank
0.165%, 03/04/15	30,000	30,000

Total Certificates of Deposit
(Cost $100,000)		100,000

Municipal Bonds [9.1%]
California [3.8%]
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.040%, 01/01/15(B) (C)	25,000	25,000
Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 01/01/15(B) (C)	15,000	15,000

Total California		40,000

North Carolina [1.4%]
Charlotte, Water and Sewer System, Ser B, RB
0.030%, 01/01/15(B) (C)	15,400	15,400

Texas [3.9%]
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 01/01/15(B) (C)	16,700	16,700
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)/ Shares	Value (000)

Lower Neches Valley, Industrial Development Authority, Exxon-Mobil Project, RB
0.010%, 01/01/15(B) (C)	$24,102	$24,102

Total Texas		40,802
Total Municipal Bonds
(Cost $96,202)		96,202
U.S. Government Agency Obligation (D) [2.4%] FHLB DN 0.090%, 01/14/15	25,000	24,999
Total U.S. Government Agency Obligation (Cost $24,999)		24,999
U.S. Treasury Obligation [0.9%] U.S. Treasury Note 2.125%, 05/31/15	10,000	10,083
Total U.S. Treasury Obligation (Cost $10,083)		10,083
Repurchase Agreement (E) [3.2%]
Bank of America
0.060, dated 12/31/14, repurchased on 01/02/15, repurchased price $34,000,057 (collateralized by a U.S. Treasury Note, par value $31,900,000, 3.125%, 08/15/44; with a total market value of $34,700,000)	34,000	34,000

Total Repurchase Agreement
(Cost $34,000)		34,000

Short-Term Investments [8.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%**	80,000,000	80,000
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	9,805,019	9,805

Total Short-Term Investments
(Cost $89,805)		89,805

Total Investments [97.2%]
(Cost $1,030,405) †		$1,030,405
Percentages are based on Net Assets of $1,060,505 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2014, the value of these securities amounted to $354,827 (000), representing 33.5% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(C)	Put and Demand Feature – The date reported is the next reset or put date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Tri-Party Repurchase Agreement.

Cl — Class
DN — Discount Note
FHLB — Federal Home Loan Bank
NY — New York
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$675,316	$—	$675,316
Certificates of Deposit	—	100,000	—	100,000
Municipal Bonds	—	96,202	—	96,202
U.S. Government Agency Obligation	—	24,999	—	24,999
U.S. Treasury Obligation	—	10,083	—	10,083
Repurchase Agreement	—	34,000	—	34,000
Short-Term Investments	89,805	—	—	89,805
Total Investments in Securities	$89,805	$940,600	$—	$1,030,405

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund
Description	Face Amount (000)	Value (000)

Municipal Bonds [83.6%]
Arizona [0.7%]
Maricopa County, Industrial Development Authority, Ser A, RB, FNMA, AMT
0.080%, 01/01/15(A) (B)	$6,275	$6,275

California [75.5%]
Abag, Finance Authority for Nonprofit, RB
Pre-Refunded @ 102
5.750%, 07/01/37(C)	1,015	1,063
Bay Area Toll Authority, RB
0.030%, 01/01/15(A) (B) (D)	4,975	4,975
Bay Area Toll Authority, Ser A-2, RB
0.020%, 01/01/15(A) (B) (D)	6,000	6,000
Bay Area Toll Authority, Ser C-2, RB
0.020%, 01/01/15(A) (B) (D)	4,000	4,000
Big Bear Lake California, Ser A, RB, AMT
0.040%, 01/07/15(A) (B) (D)	21,000	21,000
California State University, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 11/01/35(C)	475	483
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/17(C)	145	151
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/21(C)	345	359
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/29(C)	185	192
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 12/01/18(C)	100	102
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 12/01/20(C)	495	505
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 12/01/25(C)	130	133
California State, RAN
1.500%, 06/22/15	25,000	25,163
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.020%, 01/01/15(A) (B) (D)	2,600	2,600

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.010%, 01/01/15(A) (B) (D)	$3,980	$3,980
California State, Health Facilities Financing Authority, RB
0.030%, 01/07/15(A) (B)	10,000	10,000
California State, Health Facilities Financing Authority, Kaiser Permanente, Ser C, RB
0.020%, 01/07/15(A) (B)	6,245	6,245
California State, Health Facilities Financing Authority, Ser H, RB
0.030%, 01/07/15(A) (B) (D)	800	800
California State, Health Facilities Financing Authority, Ser H, RB
0.030%, 01/07/15(A) (B) (D)	900	900
California State, Health Facilities Financing Authority, Ser K, RB
0.020%, 01/07/15(A) (B) (D)	5,000	5,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.100%, 06/03/15(B)	18,550	18,550
California State, Infrastructure & Economic Development Bank, RB
0.050%, 01/01/15(A) (B) (D)	6,245	6,245
California State, Infrastructure & Economic Development Bank, Independent System Operator, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/01/15(C)	1,255	1,260
California State, Infrastructure & Economic Development Bank, Ser A, RB
Pre-Refunded @ 100
5.500%, 02/01/30(C)	750	753
California State, Kidergarten Project, Ser B-3, GO
0.010%, 01/01/15(A) (B) (D)	1,200	1,200
California State, Kindergarten Project, Ser B-1, GO
0.010%, 01/01/15(A) (B) (D)	5,200	5,200
California State, Kindergarten Project, Ser B-2, GO
0.010%, 01/01/15(A) (B) (D)	2,000	2,000
California State, Kindergarten Project, Ser B-5, GO
0.020%, 01/01/15(A) (B) (D)	500	500
California State, Municipal Finance Authority, RB
0.010%, 01/01/15(A) (B)	425	425

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Ser C, RB, NATL, ETM
5.000%, 09/01/15	$2,000	$2,064
California State, Public Works Board, Ser C-1, RB, ETM
4.000%, 03/01/15	270	272
California State, Public Works Board, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/20(C)	800	813
California State, Public Works Board, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/30(C)	3,750	3,810
California State, Public Works Board, Ser L, RB, NATL
Pre-Refunded @ 100
5.250%, 11/01/19(C)	1,000	1,042
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(C)	5,800	5,892
California State, Ser 2813, GO
0.090%, 01/01/15(A) (B) (E)	8,000	8,000
California State, Ser A-1, GO
0.010%, 01/01/15(A) (B) (D)	3,250	3,250
California State, Ser A5, GO
0.020%, 01/01/15(A) (B) (D)	1,450	1,450
California State, Ser B-4, GO
0.030%, 01/07/15(A) (B) (D)	1,800	1,800
California State, Ser B-5, RB
0.020%, 01/07/15(A) (B) (D)	21,000	21,000
California State, Ser B-7, GO
0.010%, 01/01/15(A) (B) (D)	350	350
California State, Sub-Ser A-1, GO
0.020%, 01/07/15(A) (B) (D)	21,150	21,150
California State, Sub-Ser A-2, GO
0.020%, 01/07/15(A) (B) (D)	1,500	1,500
California State, Sub-Ser B-1, GO
0.030%, 01/07/15(A) (B) (D)	21,000	21,000
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB
0.010%, 01/01/15(A) (B) (D)	1,200	1,200
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.020%, 01/07/15(A) (B)	13,000	13,000

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
0.020%, 01/07/15(A) (B)	$3,700	$3,700
California Statewide, Communities Development Authority, RB, AMT
0.100%, 01/07/15(A) (B) (D)	300	300
California Statewide, Communities Development Authority, Ser A, RB, AMT
0.100%, 01/07/15(A) (B) (D)	670	670
California Statewide, Communities Development Authority, Ser S, RB, AMT
0.080%, 01/01/15(A) (B) (D)	1,500	1,500
California Statewide, Communities Development Authority, Ser W-3, RB, AMT
0.020%, 01/01/15(A) (B) (D)	900	900
Chino Valley, Unified School District, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/30(C)	125	129
Contra Costa Water District, Ser N, RB, NATL
Pre-Refunded @ 102
5.000%, 10/01/23(C)	100	103
Deutsche Bank Spears, RB, AMBAC, AMT
0.130%, 01/01/15(A) (B) (E)	25,000	25,000
Deutsche Bank Spears, Ser DBE-1270, RB
0.140%, 01/01/15(A) (B) (E)	3,750	3,750
Deutsche Bank Spears, Ser DBE-1364, GO
0.110%, 01/01/15(A) (B) (E)	15,295	15,295
Deutsche Bank Spears, Ser DBE-1455, GO, NATL
0.100%, 01/01/15(B) (E)	860	860
East Bay, Municipal Utility District, Ser A-3, RB
0.020%, 01/07/15(A) (B)	150	150
Eastern Municipal Water District, Ser A, RB
0.040%, 01/01/15(A) (B)	7,500	7,500
Eastern Municipal Water District, Ser C, COP
0.030%, 01/07/15(A) (B)	8,475	8,475
Elsinore Valley, Municipal Water District, Ser A, COP
0.030%, 01/07/15(A) (B) (D)	3,140	3,140
Elsinore Valley, Municipal Water District, Ser B, COP
0.030%, 01/07/15(A) (B) (D)	9,200	9,200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Foothill-De Anza, Community College District, Ser C, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/20(C)	$100	$103
Irvine Ranch, Water District, SAB
0.020%, 01/01/15(A) (B) (D)	4,600	4,600
Irvine Ranch, Water District, Ser A, SAB
0.010%, 01/01/15(A) (B) (D)	1,380	1,380
Irvine Ranch, Water District, Ser B, SAB
0.010%, 01/01/15(A) (B) (D)	295	295
JPMorgan Chase Putters, Ser 3801Z, GO
0.070%, 01/01/15(B) (E)	4,850	4,850
JPMorgan Chase Putters, Ser 4470Z, GO, NATL-IBC
0.080%, 01/01/15(B) (E)	2,500	2,500
JPMorgan Chase Putters, Ser 4476Z, GO
0.040%, 01/01/15(B) (E)	5,000	5,000
JPMorgan Chase Putters, Ser 4484, RB
0.030%, 01/01/15(B) (E)	5,650	5,650
Kern, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 11/01/20(C)	400	416
Livermore, COP
0.030%, 01/01/15(A) (B) (D)	3,000	3,000
Los Angeles County Schools, Ser A-1, TRAN
1.500%, 06/01/15	3,000	3,017
Los Angeles County, GO
1.500%, 06/30/15	5,400	5,437
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/25(C)	1,150	1,178
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/15	3,490	3,575
Los Angeles, Department of Water & Power, Ser A, RB
3.000%, 07/01/15	1,000	1,014
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB
0.020%, 01/01/15(A) (B)	10,000	10,000

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
4.750%, 07/01/27(C)	$300	$307
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.030%, 01/01/15(A) (B)	7,350	7,350
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.020%, 01/01/15(A) (B)	10,600	10,600
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.010%, 01/01/15(A) (B)	2,600	2,600
Los Angeles, Ser A, RB, AMT
0.070%, 01/01/15(A) (B) (D)	2,359	2,359
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/16(C)	1,000	1,024
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/18(C)	500	512
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
4.750%, 06/01/15(C)	1,880	1,916
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/32(C)	460	469
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/34(C)	1,750	1,785
Los Gatos-Saratoga Joint High School District, GO
2.000%, 06/01/15	925	932
Los Gatos-Saratoga Joint High School District, GO
1.500%, 06/30/15	2,000	2,013
Los Gatos-Saratoga Joint High School District, GO
2.000%, 12/01/15	4,740	4,819
Los Gatos-Saratoga Joint High School District, Ser A, GO
2.000%, 08/01/15	1,540	1,557
Metropolitan Water District of Southern California, Ser A-1, RB
0.050%, 01/01/15(A) (B)	15,000	15,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund
Description	Face Amount (000)	Value (000)

Metropolitan Water District of Southern California, Ser A-2, RB
0.040%, 01/01/15(A) (B)	$11,000	$11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.050%, 01/01/15(A) (B)	11,000	11,000
Metropolitan Water District of Southern California, Ser D, RB
0.020%, 01/01/15(A) (B)	600	600
Mount San Antonio, Community College District, GO, ETM
0.302%, 05/01/15(F)	4,520	4,515
Ohlone Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	2,000	2,057
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.030%, 01/01/15(A) (B)	10,000	10,000
Orange County, SAB
0.020%, 01/07/15(A) (B) (D)	4,000	4,000
Orange County, Water District Authority, Ser A, COP
0.030%, 01/07/15(A) (B) (D)	25,350	25,350
Palm Springs, Unified School District, Ser B, GO, AGM
Pre-Refunded @ 100
4.750%, 08/01/35(C)	150	154
Palo Alto, Unified School District, GO
5.000%, 08/01/19	175	180
Riverside County, RAN
1.500%, 06/30/15	10,000	10,068
Riverside County, Water Authority, Ser A, RB
0.050%, 01/01/15(A) (B)	16,800	16,800
Sacramento City, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/27(C)	190	195
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/16(C)	350	360
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
4.000%, 08/01/17(C)	200	204

Description	Face Amount (000)	Value (000)

San Diego County, COP, AMBAC
Pre-Refunded @ 100
5.000%, 02/01/26(C)	$100	$100
San Diego County, Regional Transportation Commission, Ser D, RB
0.030%, 01/01/15(A) (B)	12,540	12,540
San Diego County, Water Authority, Ser A, COP, AGM
Pre-Refunded @ 100
5.000%, 05/01/31(C)	2,710	2,754
San Diego, Community College District, Election 2002, GO, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(C)	6,585	6,691
San Diego, Unified School District, Ser G, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/29(C)	300	307
San Francisco City & County, Airports Commission, Ser 37C, RB
0.020%, 01/07/15(A) (B) (D)	15,900	15,900
San Francisco Municipal Transportation Agency, RB
1.000%, 03/01/15	1,750	1,753
San Mateo, Unified High School District, GO, ETM
0.177%, 02/15/15(F)	1,450	1,450
Santa Clara Valley, Transportation Authority, Ser A, RB
0.030%, 01/01/15(A) (B)	15,000	15,000
Santa Clara Valley, Transportation Authority, Ser C, RB
0.020%, 01/01/15(A) (B)	440	440
Santa Clara Valley, Transportation Authority, Ser D, RB
0.020%, 01/01/15(A) (B)	10,000	10,000
Santa Maria Joint, Unified High School District, Ser A, GO, AGM
Pre-Refunded @ 102
5.375%, 08/01/17(C)	150	157
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.020%, 01/07/15(A) (B) (D)	11,045	11,045
Southern California, Public Power Authority, Southern Transmission Project, Ser A, RB, AGM
0.040%, 01/07/15(A) (B)	15,200	15,200

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

University of California, Regents Medical Center, Ser B-1, RB
0.010%, 01/01/15(A) (B)	$2,200	$2,200
University of California, Ser AL-2, RB
0.040%, 01/01/15(A) (B)	5,000	5,000
University of California, Ser AL-3, RB
0.040%, 01/01/15(A) (B)	5,400	5,400
Vacaville, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/21(C)	125	128
Ventura County, TRAN
1.500%, 07/01/15	5,000	5,034
Ventura County, Public Financing Authority, Ser 2008-3380X, RB
0.070%, 01/01/15(A) (B) (E)	4,225	4,225
Ventura County, Public Financing Authority, Ser 2008-3381X, RB
0.070%, 01/01/15(A) (B) (E)	2,265	2,265

Total California		637,379

Colorado [1.7%]
Colorado State, Educational & Cultural Facilities Authority, RB
0.030%, 01/01/15(A) (B) (D)	5,150	5,150
Colorado State, Housing & Finance Authority, RB
0.030%, 01/07/15(A) (B)	4,200	4,200
Colorado State, Housing & Finance Authority, Ser B-3, RB
0.030%, 01/07/15(A) (B)	4,665	4,665

Total Colorado		14,015

Iowa [0.2%]
Iowa State, Finance Authority, Ser C, RB, GNMA/FNMA, AMT
0.070%, 01/01/15(A) (B)	1,500	1,500

Missouri [0.7%]
Missouri State, Health & Educational Facilities Authority, Ser B, RB
0.030%, 01/01/15(A) (B) (D)	5,800	5,800

New York [1.6%]
JPMorgan Chase Putters, Ser 4479, RB
0.050%, 01/01/15(B) (E)	6,665	6,665
JPMorgan Chase Putters, Ser 4485, RB
0.050%, 01/01/15(B) (E)	3,145	3,145

Description	Face Amount (000)	Value (000)

New York City, Municipal Water Finance Authority, Ser A-5, RB
0.020%, 01/01/15(A) (B)	$4,000	$4,000

Total New York		13,810

Utah [1.8%]
Utah Housing, Ser A-1, RB, AMT
0.050%, 01/07/15(A) (B)	3,895	3,895
Utah Housing, Ser B, RB, AMT
0.050%, 01/07/15(A) (B)	3,395	3,395
Utah Housing, Ser G-2, RB, AMT
0.050%, 01/07/15(A) (B)	8,040	8,040

Total Utah		15,330

Washington [0.3%]
Washington State, Housing Finance Commission, 4.019997, Ser A, RB, FNMA, AMT
0.080%, 01/01/15(A) (B)	2,700	2,700

Wyoming [1.1%]
Wyoming Community Development Authority, Ser 11, RB, AMT
0.060%, 01/01/15(A) (B)	6,000	6,000
Wyoming Community Development Authority, Ser 6, RB, AMT
0.070%, 01/01/15(A) (B)	3,000	3,000

Total Wyoming		9,000

Total Municipal Bonds
(Cost $705,809)		705,809

Commercial Paper [12.7%]
California [12.7%]
California State, Ser A-2
0.060%, 01/15/15	5,000	5,000
California State, Ser A-3
0.060%, 02/04/15	5,285	5,285
California State, Educational Facilities Authority
0.130%, 07/08/15	25,000	25,000
San Diego, Water Authority
0.070%, 01/08/15	15,000	15,000
0.070%, 04/06/15	12,100	12,100
San Francisco City & County
0.050%, 02/04/15	31,300	31,299

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Santa Clara Valley, Water District
0.070%, 01/22/15	$13,865	$13,865

Total California		107,549

Total Commercial Paper
(Cost $107,549)		107,549

Total Investments [96.3%]
(Cost $813,358)†		$813,358

Percentages are based on Net Assets of $844,342 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2014, the value of these securities amounted to $87,205 (000), representing 10.3% of the net assets of the Fund.

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
COP — Certificate of Participation
ETM — Escrowed to Maturity
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation NATL — National Public Finance Guarantee Corporation
RAN — Revenue Anticipation Note
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [50.2%]
Automotive [2.8%]
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	$275	$273
Volkswagen Group of America Finance
1.600%, 11/20/17(A)	500	498

Total Automotive		771

Banks [22.9%]
Bank of America, MTN
6.400%, 08/28/17	800	891
Barclays Bank, MTN
2.497%, 01/10/15(B)	545	533
Citigroup
1.932%, 05/15/18(B)	805	832
Deutsche Bank
3.250%, 01/11/16	800	817
Goldman Sachs Group
6.150%, 04/01/18	730	819
Korea Development Bank
3.250%, 03/09/16	575	589
Morgan Stanley, MTN
5.950%, 12/28/17	745	828
Wachovia
5.750%, 06/15/17	860	950
Wells Fargo
2.125%, 04/22/19	40	40

Total Banks		6,299

Diversified Operations [0.9%]
Glencore Funding
1.700%, 05/27/16(A)	250	251

Financial Services [8.6%]
Daimler Finance North America
1.450%, 08/01/16(A)	850	853
Export-Import Bank of Korea
4.125%, 09/09/15	500	511
General Electric Capital, MTN
2.950%, 05/09/16	950	978

Total Financial Services		2,342

Metal-Copper [0.9%]
Freeport-McMoRan
2.300%, 11/14/17	250	250

Oil, Gas & Consumable Fuels [3.1%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	800	863

Petroleum & Fuel Products [3.4%]
Occidental Petroleum
1.750%, 02/15/17	940	945

Telephones & Telecommunications [7.6%]
America Movil
1.241%, 03/12/15(B)	1,000	1,007

Description	Face Amount (000)	Value (000)

AT&T
2.400%, 08/15/16	$800	$816
Verizon Communications
1.771%, 03/15/15(B)	250	255

Total Telephones & Telecommunications		2,078

Total Corporate Bonds
(Cost $13,786)		13,799

U.S. Government Agency Obligations [21.3%]
FAMC Trust 2007-1
5.125%, 04/19/17(A)	1,000	1,092
FFCB
0.290%, 01/21/16	830	829
0.212%, 01/17/15(B)	395	395
FNMA
5.000%, 03/15/16	980	1,033
1.375%, 11/15/16	800	811
1.000%, 09/27/17	900	898
0.500%, 03/30/16	800	805

Total U.S. Government Agency Obligations
(Cost $5,862)		5,863

U.S. Treasury Obligations [10.3%]
U.S. Treasury Notes
3.125%, 10/31/16	625	653
1.875%, 08/31/17	420	430
1.000%, 08/31/16	900	907
0.875%, 01/31/17	830	832

Total U.S. Treasury Obligations
(Cost $2,823)		2,822

Municipal Bonds [5.9%]
California [2.5%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	595	674

Florida [3.4%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	930	936

Total Municipal Bonds
(Cost $1,588)		1,610

Mortgage-Backed Securities [4.9%]
CarMax Auto Owner Trust Ser 2014-4, Cl A2A
0.670%, 02/15/18	850	849
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A2
0.580%, 01/17/17	500	500

Total Mortgage-Backed Securities
(Cost $1,350)		$1,349

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Mortgage-Backed Obligations [3.7%]
FHLMC, Pool G12806
5.500%, 09/01/22	$47	$51
FHLMC, Pool G18247
5.000%, 04/01/23	28	31
FHLMC, Pool G18251
5.000%, 05/01/23	45	49
FHLMC, Pool G18321
4.500%, 08/01/24	24	25
FHLMC, Pool J04241
5.500%, 01/01/22	24	26
FHLMC, Pool J04459
5.000%, 03/01/22	26	28
FHLMC, Pool J04508
5.000%, 03/01/22	14	15
FHLMC, Pool J07575
5.000%, 04/01/23	22	24
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	364	374
FNMA, Pool 837196
5.500%, 02/01/21	51	55
FNMA, Pool 933915
4.500%, 06/01/23	29	31
FNMA, Pool 961783
4.500%, 02/01/23	43	46
FNMA, Ser 2010-39, Cl PD,
3.000%, 06/25/38	247	251

Total U.S. Government Mortgage-Backed Obligations
(Cost $963)		1,006

Sovereign Debt [1.8%]
Province of Ontario, Canada
1.600%, 09/21/16	500	507

Total Sovereign Debt
(Cost $506)		507

Asset-Backed Security [0.4%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	103	103

Total Asset-Backed Security
(Cost $103)		103

Short-Term Investments [1.2%]
City National Rochdale Government Money Market Fund, 0.010%*‡	160,873	161

Description	Shares	Value (000)

SEI Daily Income Trust Government Fund, Cl A, 0.020%*	160,873	$161

Total Short-Term Investments
(Cost $322)		322

Total Investments [99.7%]
(Cost $27,303)†		$27,381

Percentages are based on Net Assets of $27,453 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $27,303 (000), and the unrealized appreciation and depreciation were $125 (000) and $47 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2014, the value of these securities amounted to $2,967 (000), representing 10.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FAMC — Farmer Mac Guaranteed Notes
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,799	$—	$13,799
U.S. Government Agency Obligations	—	5,863	—	5,863
U.S. Treasury Obligations	—	2,822	—	2,822
Municipal Bonds	—	1,610	—	1,610
Mortgage-Backed Securities	—	1,349	—	1,349
U.S. Government Mortgage-Backed Obligations	—	1,006	—	1,006
Sovereign Debt	—	507	—	507
Asset-Backed Security	—	103	—	103
Short-Term Investments	322	—	—	322
Total Investments in Securities	$322	$27,059	$—	$27,381

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [65.5%]
Egypt Government AID Bond
4.450%, 09/15/15	$3,000	$3,086
FFCB
0.290%, 01/21/16	5,250	5,247
0.239%, 01/26/15(A)	10,000	10,009
FHLB
1.150%, 07/25/18	1,520	1,498
1.000%, 06/09/17	6,675	6,669
FHLMC
1.250%, 05/12/17	2,350	2,368
1.000%, 06/29/17	4,000	4,008
1.000%, 09/29/17	4,130	4,121
FNMA
5.000%, 03/15/16	5,475	5,774
5.000%, 02/13/17	5,200	5,653
4.875%, 12/15/16	5,000	5,399
2.430%, 10/09/19(B)	5,805	5,219
2.375%, 04/11/16	5,000	5,123
1.875%, 02/19/19	445	452
1.625%, 11/27/18	5,000	5,024
1.000%, 10/16/17	7,000	6,941
0.875%, 02/08/18	5,500	5,437
0.875%, 05/21/18	4,500	4,425
0.625%, 08/26/16	4,805	4,804
0.175%, 01/15/15(A)	10,000	10,006
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,169

Total U.S. Government Agency Obligations
(Cost $110,131)		110,432

U.S. Treasury Obligations [31.8%]
U.S. Treasury Bonds
2.625%, 02/29/16	5,000	5,130
2.195%, 11/15/21(B)	6,100	5,312
U.S. Treasury Notes
3.250%, 05/31/16	5,000	5,196
3.250%, 03/31/17	5,000	5,274
3.000%, 02/28/17	2,415	2,531
2.875%, 03/31/18	5,000	5,260
2.750%, 02/28/18	5,000	5,240
2.375%, 07/31/17	5,000	5,182
2.000%, 11/30/20	5,000	5,044
1.375%, 09/30/18	5,000	4,995
0.875%, 02/28/17	4,500	4,511

Total U.S. Treasury Obligations
(Cost $53,574)		53,675

U.S. Government Mortgage-Backed Obligations [1.5%]
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	1,443	1,484
FNMA ARM, Pool 766620
2.419%, 01/01/15(A)	196	212
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	536	537

Description	Face Amount (000)/Shares	Value (000)

GNMA, Pool 329656
8.000%, 08/15/22	$5	$5
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	2	2
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 571376
7.000%, 12/15/16	2	2
GNMA, Pool 584992
7.500%, 04/15/32	28	30
GNMA ARM, Pool G2 81318
1.625%, 01/01/15(A)	254	263
GNMA ARM, Pool G2 81447
1.625%, 01/01/15(A)	55	57

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,523)		2,598

Short-Term Investments [0.7%]
City National Rochdale Government Money Market Fund, 0.010%*‡	605,642	606
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	605,642	606

Total Short-Term Investments
(Cost $1,212)		1,212

Total Investments [99.5%]
(Cost $167,440)†		$167,917

Percentages are based on Net Assets of $168,741 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $167,440 (000), and the unrealized appreciation and depreciation were $706 (000) and $229 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$110,432	$—	$110,432
U.S. Treasury Obligations	—	53,675	—	53,675
U.S. Government Mortgage-Backed Obligations	—	2,598	—	2,598
Short-Term Investments	1,212	—	—	1,212
Total Investments in Securities	$1,212	$166,705	$—	$167,917

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [90.1%]
Banks [14.7%]
Bank of America, MTN
6.400%, 08/28/17	$400	$446
Barclays Bank, MTN
2.497%, 01/10/15(A)	1,950	1,906
Capital One Financial
5.500%, 06/01/15	1,400	1,425
Citigroup
5.850%, 08/02/16	980	1,049
5.500%, 02/15/17	250	269
Countrywide Financial
6.250%, 05/15/16	1,200	1,274
Fifth Third Bank
1.150%, 11/18/16	3,060	3,054
HSBC Finance
5.250%, 04/15/15	1,250	1,266
JPMorgan Chase
6.300%, 04/23/19	2,000	2,323
6.000%, 01/15/18	405	453
Morgan Stanley, MTN
5.950%, 12/28/17	465	517
National Australia Bank, MTN
2.750%, 03/09/17	480	494
Nordea Bank
2.375%, 04/04/19(B)	1,500	1,513
UBS, MTN
5.875%, 12/20/17	2,000	2,233
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,552

Total Banks		20,774

Broadcasting & Cable [1.6%]
Time Warner Cable
5.000%, 02/01/20	2,000	2,204

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	1,005

Diversified Metals & Mining [1.8%]
Rio Tinto
2.250%, 09/20/16	2,500	2,546

Diversified Minerals [3.4%]
BHP Billiton
5.250%, 12/15/15	2,377	2,481
Teck Resources
3.150%, 01/15/17	1,250	1,275
2.500%, 02/01/18	1,000	970

Total Diversified Minerals		4,726

Diversified Operations [2.5%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,502
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,162

Total Diversified Operations		3,664

Description	Face Amount (000)	Value (000)

Drugs [2.5%]
AbbVie
1.200%, 11/06/15	$1,000	$1,003
Wyeth
5.500%, 02/15/16	2,000	2,106
5.450%, 04/01/17	330	361

Total Drugs		3,470

Electric Utilities [3.3%]
American Electric Power
1.650%, 12/15/17	1,000	1,000
Commonwealth Edison
6.950%, 07/15/18	1,000	1,156
Exelon
4.900%, 06/15/15	1,138	1,158
Exelon Generation
6.200%, 10/01/17	1,200	1,334

Total Electric Utilities		4,648

Financial Services [18.8%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,891
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,043
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,891
Ford Motor Credit
8.000%, 12/15/16	1,000	1,119
2.375%, 01/16/18	1,000	1,006
General Electric Capital, MTN
5.300%, 02/11/21	2,500	2,855
2.950%, 05/09/16	50	52
Harley Davidson Funding
6.800%, 06/15/18(B)	2,500	2,899
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,032
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,013
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,502
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,037
VW Credit, MTN
1.875%, 10/13/16	3,000	3,038
Western Union
5.930%, 10/01/16	1,000	1,074

Total Financial Services		26,452

Food, Beverage & Tobacco [0.7%]
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,020

Home Decoration Products [0.7%]
Newell Rubbermaid
2.875%, 12/01/19	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund
Description	Face Amount (000)	Value (000)

Insurance [5.3%]
Aflac
8.500%, 05/15/19	$1,100	$1,375
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,013
Genworth Financial
7.700%, 06/15/20	1,400	1,396
Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	2,700	2,698

Total Insurance		7,482

Investment Banker/Broker Dealer [7.8%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,495
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,823
2.625%, 01/31/19	500	503
Jefferies Group
8.500%, 07/15/19	1,370	1,642
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,265
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,222

Total Investment Banker/Broker Dealer		10,950

Medical Products & Services [1.8%]
Genentech
4.750%, 07/15/15	2,500	2,556

Medical-HMO [1.0%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,479

Petroleum & Fuel Products [7.9%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,750
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,080
Plains Exploration & Production
6.125%, 06/15/19	1,300	1,407
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,364
Total Capital International
1.550%, 06/28/17	425	427
1.500%, 02/17/17	2,980	3,000
Transocean
6.500%, 11/15/20	1,250	1,179

Total Petroleum & Fuel Products		11,207

Real Estate Investment Trusts [4.9%]
American Tower
7.250%, 05/15/19	1,200	1,401
HCP
5.625%, 05/01/17	1,000	1,088
Health Care REIT
4.700%, 09/15/17	1,000	1,075

Description	Face Amount (000)/Shares	Value (000)

Kimco Realty
6.875%, 10/01/19	$1,080	$1,280
Simon Property Group
6.100%, 05/01/16	2,000	2,112

Total Real Estate Investment Trusts		6,956

Regional Authority [1.0%]
Province of Ontario, Canada
1.600%, 09/21/16	1,360	1,378

Retail [4.1%]
AutoZone
4.000%, 11/15/20	1,400	1,485
CVS Health
2.250%, 08/12/19	1,000	996
Lowe's
6.100%, 09/15/17	3,000	3,365

Total Retail		5,846

Telephones & Telecommunications [4.7%]
America Movil
5.000%, 03/30/20	2,600	2,867
AT&T
2.950%, 05/15/16	2,600	2,665
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,070

Total Telephones & Telecommunications		6,602

Trucking & Leasing [0.9%]
Penske Truck Leasing
3.750%, 05/11/17(B)	750	784
3.125%, 05/11/15(B)	500	504

Total Trucking & Leasing		1,288

Total Corporate Bonds
(Cost $126,116)		127,253

Municipal Bonds [4.2%]
California [1.3%]
California State, GO
6.200%, 03/01/19	1,300	1,494
5.700%, 11/01/21	185	219

Total California		1,713

Florida [2.9%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,158

Total Municipal Bonds
(Cost $5,825)		5,871

Unaffiliated Registered Investment Company [2.0%]
Ivy High Income Fund	343,249	2,770

Total Unaffiliated Registered Investment Company
(Cost $3,000)		2,770

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund
Description	Face Amount (000)/Shares	Value (000)

Sovereign Debt [1.8%]
Petroleum & Fuel Products [1.8%]
Korea National Oil
2.875%, 11/09/15(B)	$1,000	$1,015
2.750%, 01/23/19(B)	1,500	1,514

Total Petroleum & Fuel Products		2,529

Total Sovereign Debt
(Cost $2,518)		2,529

Asset-Backed Security [0.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	155	155

Total Asset-Backed Security
(Cost $155)		155

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	57	59

Total U.S. Government Mortgage-Backed Obligation
(Cost $57)		59

Short-Term Investments [0.7%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	513,544	514
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	513,544	514

Total Short-Term Investments
(Cost $1,028)		1,028

Total Investments [98.9%]
(Cost $138,699)†		$139,665

Percentages are based on Net Assets of $141,189 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $138,699 (000), and the unrealized appreciation and depreciation were $1,868 (000) and ($902) (000), respectively..
*	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2014, the value of these securities amounted to $27,726 (000), representing 19.6% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$127,253	$—	$127,253
Municipal Bonds	—	5,871	—	5,871
Unaffiliated Registered Investment Company	2,770	—	—	2,770
Sovereign Debt	—	2,529	—	2,529
Asset-Backed Security	—	155	—	155
U.S. Government Mortgage-Backed Obligation	—	59	—	59
Short-Term Investments	1,028	—	—	1,028
Total Investments in Securities	$3,798	$135,867	$—	$139,665

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.9%]
California [92.3%]
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A)	$750	$755
Beverly Hills, Community Facilities District, Ser 2002-A, SPL Tax
4.000%, 09/01/22	250	277
Brea, Redevelopment Agency, Redevelopment Project AB, TA
5.000%, 08/01/20	500	588
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	222
California State, Economic Recovery Authority, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/20(B)	1,000	1,167
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,485	1,496
California State, GO
Pre-Refunded @ 100
5.000%, 03/01/16(B)	15	15
California State, GO
4.000%, 02/01/18	1,000	1,092
California State, GO
4.000%, 02/01/19	1,000	1,112
California State, GO
5.000%, 11/01/19	1,000	1,169
California State, GO
5.000%, 09/01/20	1,000	1,183
California State, GO
5.000%, 09/01/21	1,200	1,438
California State, GO
5.000%, 12/01/21	1,000	1,202
California State, GO
5.250%, 09/01/22	1,000	1,226
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,214
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,207
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	1,000	1,069
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	316

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	$750	$829
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	417
California State, Health Facilities Financing Authority, Memorial Health Services Corp, Ser A, RB
5.000%, 10/01/15	450	466
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 01/01/15(A)	875	975
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	575	677
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	561
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	144
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	541
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,204
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 01/01/15 @ 100
5.250%, 03/01/18	155	155
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	755	838
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	578
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	$1,000	$1,079
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	536
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	293
California State, Ser E, GO
Callable 06/01/18 @ 100
0.938%, 01/02/15(A)	1,000	1,012
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	850	981
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
0.990%, 01/01/15(A)	2,000	2,003
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	228
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	368
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,184
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	430
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	560
Encinitas Unified School District, GO, NATL
0.791%, 08/01/17(C)	500	488
Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	2,630	2,839
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,067

Description	Face Amount (000)	Value (000)

Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30	$1,075	$1,226
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	568
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,204
Long Beach California, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	555
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 07/01/21	500	606
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	587
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	583
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/23	500	617
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	641
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	283
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	528
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	289
Los Angeles, Ser B, GO
Callable 09/01/21 @ 100
5.000%, 09/01/22	500	597
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(B)	500	553
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,180
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	399
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	$2,000	$2,212
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	590
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,105
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	570
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	795	924
Orange County, Public Financing Authority, RB, NATL
5.000%, 07/01/17	1,050	1,155
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	525
Orange Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	382
Oxnard Financing Authority, RB
Callable 06/01/24 @ 100
5.000%, 06/01/25	895	1,057
Petaluma, Joint Unified High School District, Election 2014, Ser A, GO
4.000%, 08/01/18	595	656
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	555
Port of Oakland, Ser C, RB, NATL
5.000%, 11/01/15	450	468
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,764
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,160
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	545
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	597

Description	Face Amount (000)	Value (000)

Sacramento, Area Flood Control Agency, SAB, BAM
Callable 10/01/24 @ 100
5.000%, 10/01/30	$250	$294
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	444
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	927
Sacramento, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/15(B)	300	307
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	544
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	838
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	297
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	591
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 02/02/15 @ 100
5.250%, 08/01/18	600	601
San Francisco, City & Open Space Fund, Various Park Projects, RB, NATL
Callable 02/02/15 @ 100
3.750%, 07/01/18	500	501
San Marcos, Public Facilities Authority, Ser A, SPL Tax
5.000%, 09/01/19	330	380
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,057
CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Mateo County, Transportation Authority, Ser A, RB, NATL
5.250%, 06/01/19	$755	$870
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	568
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	583
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	740
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	449
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A)	1,000	1,088
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27	1,065	1,246
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,329
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	623
Turlock, Irrigation District, Sub-Ser, RB
5.000%, 01/01/19	200	228
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	500	595
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	591
Ventura County, Public Financing Authority, Ser 2008-3381X, RB
Callable 11/01/22 @ 100
0.080%, 01/01/15(A) (D)	2,000	2,000
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	556

Description	Face Amount (000)/ Shares	Value (000)

Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	$500	$573
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	345

Total California		81,047

Connecticut [2.3%]
Connecticut State, Ser A, GO
Callable 03/01/15 @ 100
1.390%, 03/01/19(A)	1,000	1,002
Connecticut State, Ser D, GO
0.920%, 08/15/19(A)	1,000	1,016

Total Connecticut		2,018

Guam [0.6%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	539

Illinois [0.7%]
Illinois State, GO
4.000%, 07/01/18	600	643

Total Municipal Bonds
(Cost $82,441)		84,247

Short-Term Investment [2.9%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.010%**††	2,527,059	2,527

Total Short-Term Investment
(Cost $2,527)		2,527

Total Investments [98.8%]
(Cost $84,968) †		$86,774

Percentages are based on Net Assets of $87,789 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $84,968 (000), and the unrealized appreciation and depreciation were $1,879 (000) and $73 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
††	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2014, the value of these securities amounted to $2,000 (000), representing 2.3% of the net assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
BAM — Build America Mutual
COP — Certificate of Participation
EPA — Environmental Protection Agency
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,247	$—	$84,247
Short-Term Investment	2,527	—	—	2,527
Total Investments in Securities	$2,527	$84,247	$—	$86,774

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund
Description	Face Amount (000)	Value (000)

Municipal Bonds [84.4%]
Alabama [2.3%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,699
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,449
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	2,000	2,287

Total Alabama		11,435

Alaska [1.0%]
Northern Tobacco Securitization, Ser A, RB
Callable 01/20/15 @ 100
5.000%, 06/01/46	6,000	4,650

Arizona [0.5%]
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,594
Pima County, Industrial Development Authority, Noah Webster School Project, Ser A, RB
Callable 02/02/15 @ 100
6.125%, 12/15/34	1,000	988

Total Arizona		2,582

California [10.2%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,440
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,765
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A)	2,000	2,063
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,869

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	$1,000	$1,115
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	575
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	720	720
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB
Callable 06/01/15 @ 100
5.000%, 06/01/45	1,000	1,017
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,655	4,392
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	2,000	1,646
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	4,500	3,383
Inland Empire Tobacco Securitization Authority, Ser A, RB
Callable 06/01/17 @ 100
4.625%, 06/01/21	5,000	4,879
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,550
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,162
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	$1,000	$1,222
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,236
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,099
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 01/20/15 @ 100
5.000%, 06/01/37	3,000	2,427

Total California		49,560

Colorado [4.0%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,689
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,965	3,105
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A)	1,350	1,397
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A)	1,600	1,655
Colorado State, High Performance Transportation Enterprise, US 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,143
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,467
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,026

Description	Face Amount (000)	Value (000)

Regional Transportation District, Denver Transportaion Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	$1,000	$1,123
Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(B)	1,000	1,093

Total Colorado		19,698

Delaware [1.4%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	6,500	7,019

District of Columbia [0.4%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(C)	2,000	2,130

Florida [7.2%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,707
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,095
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	485	537
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44	1,890	1,981
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49	1,000	1,043
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	$1,000	$978
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,100
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	2,974
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,119
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,596
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/21 @ 100
7.250%, 10/01/34	5,200	6,333
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,337
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	567
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,279
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45	3,000	3,391

Total Florida		35,037

Georgia [1.0%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,932

Description	Face Amount (000)	Value (000)

DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	$1,000	$1,100
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	921

Total Georgia		4,953

Guam [1.7%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,255
Territory of Guam, Ser A, GO
Callable 11/15/19 @ 100
7.000%, 11/15/39	5,000	5,883

Total Guam		8,138

Hawaii [0.6%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	2,450	3,077

Illinois [6.1%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	5,239
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,219
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,364
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,116
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,269
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	1,944
CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	$5,000	$5,165
Illinois State, Finance Authority, Roosevelt Universitiy Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,092
Illinois State, Finance Authority, Roosevelt Universitiy Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,760
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38	1,000	1,006
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31	1,000	768

Total Illinois		29,942

Indiana [2.4%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,835
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	2,000	2,210
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	1,061
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,107
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,352

Total Indiana		11,565

Kentucky [2.1%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,154

Description	Face Amount (000)	Value (000)

Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	$2,960	$3,409
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,000	5,686

Total Kentucky		10,249

Louisiana [1.3%]
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	1,000	1,092
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39	5,000	5,130

Total Louisiana		6,222

Maryland [1.7%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	765
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,503
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,000	1,067
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	793
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,019

Total Maryland		8,147

Michigan [3.1%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
6.000%, 07/01/35	4,805	4,905
CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	$3,745	$3,820
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 12/01/15 @ 100
5.875%, 12/01/30	2,000	2,005
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,990	2,645
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	1,902

Total Michigan		15,277

Missouri [1.5%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,459
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/02/15 @ 100
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Callable 11/01/16 @ 105
9.000%, 11/01/31	2,500	2,675

Total Missouri		7,134

Nebraska [0.9%]
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,115
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	3,000	3,218

Total Nebraska		4,333

Nevada [0.7%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,439

Description	Face Amount (000)	Value (000)

New Jersey [1.0%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	$1,000	$1,057
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	5,000	3,760

Total New Jersey		4,817

New York [4.5%]
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,829
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	17
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31(D)	4,000	4,396
New York Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	10,000	10,346
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,116
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,098

Total New York		21,802

Ohio [2.4%]
Muskingum County, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,050
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,027
CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	$3,000	$3,066
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(D)	1,000	1,036
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,000	1,035
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,500	1,552
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	3,000	3,130

Total Ohio		11,896

Pennsylvania [2.6%]
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,000	4,129
Pennsylvania Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,730
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	165	183
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,199
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28	3,000	3,217

Total Pennsylvania		12,458

Description	Face Amount (000)	Value (000)

South Carolina [1.2%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	$5,000	$5,743

Tennessee [0.5%]
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,283

Texas [11.5%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	420
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,414
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45	3,250	3,576
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,088
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,076
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,213
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	512
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	475	486

Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	461
CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	$525	$537
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,203
Houston, Higher Education Finance, Ser A, RB
Callable 05/15/21 @ 100
6.875%, 05/15/41	5,000	6,255
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	502
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	502
North Texas, Thruway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/43(C)	5,000	4,587
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 05/15/15 @ 100
5.000%, 11/15/19	1,075	1,082
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	5,000	5,553
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, Ser Senior LIVING, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,153
Tarrant County, Cultural Education Facilities Finance Corp., Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(B)	605	748
Texas State, Municipal Gas Acquisition & Supply I, Ser D, RB
6.250%, 12/15/26	3,500	4,347

Description	Face Amount (000)	Value (000)

Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	$3,500	$4,213
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	6,325

Total Texas		56,253

Virginia [1.1%]
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 07/01/17 @ 100
6.000%, 06/01/43	4,690	4,443
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	1,000	1,146

Total Virginia		5,589

Washington [0.9%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/23/15 @ 100
5.375%, 01/01/20(A)	2,000	2,001
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,177

Total Washington		4,178

Wisconsin [4.2%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,061
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,067
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,645
CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	$5,400	$5,437
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,524
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	5,933

Total Wisconsin		20,667

Puerto Rico [4.4%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24	2,590	1,890
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	840	575
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	4,000	2,886
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35	6,000	5,228
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33	1,440	741
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/40	1,000	505
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,310	653
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38	1,060	535
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	940	475

Description	Face Amount (000)/ Shares	Value (000)

Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.375%, 08/01/39	$5,000	$3,500
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.000%, 08/01/42	3,500	2,639
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44	1,250	1,000
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41	1,000	696

Total Puerto Rico		21,323

Total Municipal Bonds
(Cost $394,246)		411,596

Short-Term Investments [13.8%]
City National Rochdale Government Money Market Fund, 0.010%**††	36,140,264	36,140
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	31,204,339	31,205

Total Short-Term Investments
(Cost $67,345)		67,345

Total Investments [98.2%]
(Cost $461,591) †		$478,941

Percentages are based on Net Assets of $487,825 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $461,591 (000), and the unrealized appreciation and depreciation were $20,856 (000) and $3,506 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
††	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2014, the value of these securities amounted to $19,639 (000), representing 4.0% of the net assets of the Fund.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2014. The coupon on a step bond changes on a specific date.
(D)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation
CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$411,596	$—	$411,596
Short-Term Investments	67,345	—	—	67,345
Total Investments in Securities	$67,345	$411,596	$—	$478,941

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [88.2%]
Advertising Agencies [1.6%]
MDC Partners
6.750%, 04/01/20(A)	$1,450	$1,494

Aerospace & Defense [0.5%]
LMI Aerospace
7.375%, 07/15/19(A)	350	341
Moog
5.250%, 12/01/22(A)	150	152

Total Aerospace & Defense		493

Air Transportation [1.1%]
CEVA Group
7.000%, 03/01/21(A)	1,100	1,061

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	98	108

Automotive [0.4%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	375	364

Broadcasting & Cable [3.5%]
CSC Holdings
6.750%, 11/15/21	500	552
5.250%, 06/01/24(A)	200	201
DCP
10.750%, 08/15/15(A)	500	502
DISH DBS
5.875%, 07/15/22	600	615
5.875%, 11/15/24(A)	100	101
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25(A)	650	651
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	700	723

Total Broadcasting & Cable		3,345

Building & Construction [0.6%]
CPG Merger Sub
8.000%, 10/01/21(A)	300	307
Dycom Investments
7.125%, 01/15/21	300	315

Total Building & Construction		622

Business Services [1.2%]
FTI Consulting
6.750%, 10/01/20	400	419
6.000%, 11/15/22	700	716

Total Business Services		1,135

Chemicals [0.5%]
WR Grace & -Conn
5.125%, 10/01/21(A)	450	461

Coal Mining [0.4%]
CONSOL Energy
5.875%, 04/15/22(A)	450	419

Description	Face Amount (000)	Value (000)

Commercial Serv-Finance [0.5%]
WEX
4.750%, 02/01/23(A)	$450	$434

Commercial Services [0.3%]
Live Nation Entertainment
5.375%, 06/15/22(A)	250	250

Computer Graphics [0.4%]
Epicor Software
8.625%, 05/01/19	400	420

Computer System Design & Services [1.5%]
Brocade Communications Systems
4.625%, 01/15/23	450	432
NCR
6.375%, 12/15/23	400	416
5.875%, 12/15/21	600	616

Total Computer System Design & Services		1,464

Consumer Products & Services [4.1%]
Central Garden and Pet
8.250%, 03/01/18	2,200	2,216
Spectrum Brands
6.625%, 11/15/22	65	69
6.375%, 11/15/20	130	136
6.125%, 12/15/24(A)	150	152
WMG Acquisition
6.750%, 04/15/22(A)	550	501
6.000%, 01/15/21(A)	893	893

Total Consumer Products & Services		3,967

Containers & Packaging [0.9%]
Novelis
8.750%, 12/15/20	850	901

Data Processing/Mgmt [1.5%]
First Data
8.750%, 01/15/22(A) (B)	1,310	1,408

Distribution/Wholesale [0.5%]
Global Partners
6.250%, 07/15/22(A)	60	58
HD Supply
5.250%, 12/15/21(A)	400	407

Total Distribution/Wholesale		465

Diversified Operations [0.8%]
Amsted Industries
5.375%, 09/15/24(A)	150	146
5.000%, 03/15/22(A)	650	638

Total Diversified Operations		784

E-Commerce/Services [0.9%]
IAC
4.750%, 12/15/22	900	875

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Electric Utilities [0.9%]
AES
7.375%, 07/01/21	$450	$509
3.234%, 06/01/19(C)	350	341

Total Electric Utilities		850

Energy & Power [1.3%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	1,250	1,250

Engines-Internal Combust [0.6%]
Briggs & Stratton
6.875%, 12/15/20	500	537

Enterprise Software/Serv [1.0%]
Eagle Midco
9.000%, 06/15/18(A)	950	972

Entertainment & Gaming [0.2%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (D) (H)	75	29
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20(A) (E)	99	96
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (H)	80	1
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	100	99

Total Entertainment & Gaming		225

Financial Services [4.8%]
Credit Acceptance
6.125%, 02/15/21(A)	1,400	1,400
Icahn Enterprises
5.875%, 02/01/22	500	502
Jefferies Finance
7.500%, 04/15/21(A)	1,000	930
7.375%, 04/01/20(A)	395	367
Jefferies LoanCore
6.875%, 06/01/20(A)	450	411
Oxford Finance
7.250%, 01/15/18(A)	950	979

Total Financial Services		4,589

Food, Beverage & Tobacco [4.2%]
B&G Foods
4.625%, 06/01/21	600	586
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	968
Darling Ingredients
5.375%, 01/15/22	300	295
JBS USA
5.875%, 07/15/24(A)	400	393
Le-Nature's
9.000%, 06/15/13(A) (D) (G) (H)	150	—

Description	Face Amount (000)	Value (000)

Vector Group
7.750%, 02/15/21	$1,750	$1,842

Total Food, Beverage & Tobacco		4,084

Food-Wholesale/Distrib [1.5%]
American Seafoods Group
10.750%, 05/15/16(A)	350	313
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,169

Total Food-Wholesale/Distrib		1,482

Gas-Distribution [1.3%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,200	1,206

Gold Mining [0.8%]
Eldorado
6.125%, 12/15/20(A)	800	776

Hazardous Waste Disposal [0.3%]
Clean Harbors
5.125%, 06/01/21	300	299

Industrial [1.1%]
Unifrax I
7.500%, 02/15/19(A)	1,025	1,010

Insurance [3.2%]
American Equity Investment Life Holding
6.625%, 07/15/21	950	1,007
Brown & Brown
4.200%, 09/15/24	500	506
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	446
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,141

Total Insurance		3,100

Internet Connectiv Svcs [1.0%]
Zayo Group
8.125%, 01/01/20	943	1,000

Internet Infrastr Equip [0.8%]
CyrusOne
6.375%, 11/15/22	725	774

Investment Banks [2.0%]
Bank of America
6.250%, 09/29/49(C)	500	494
Bank of America, MTN
4.200%, 08/26/24	200	204
Citigroup
6.300%, 12/29/49(C)	400	394
Royal Bank of Scotland Group
1.197%, 03/01/17(C)	800	802

Total Investment Banks		1,894

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Machinery [0.5%]
Tempel Steel
12.000%, 08/15/16(A)	$500	$470

Medical Products & Services [1.7%]
Halyard Health
6.250%, 10/15/22(A)	400	406
Physio-Control International
9.875%, 01/15/19(A)	1,200	1,272

Total Medical Products & Services		1,678

Metal-Copper [1.1%]
KGHM International
7.750%, 06/15/19(A)	1,000	1,030

Metals & Mining [0.8%]
Alcoa
5.125%, 10/01/24	200	212
Kaiser Aluminum
8.250%, 06/01/20	500	542

Total Metals & Mining		754

Miscellaneous Business Services [1.8%]
ADT
6.250%, 10/15/21	400	411
Sitel
11.000%, 08/01/17(A)	1,375	1,368

Total Miscellaneous Business Services		1,779

Motion Pictures and Services [0.6%]
DreamWorks Animation SKG
6.875%, 08/15/20(A)	600	615

Oil-Field Services [1.1%]
Exterran Holdings
7.250%, 12/01/18	550	539
FTS International
6.250%, 05/01/22(A)	700	511

Total Oil-Field Services		1,050

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A) (H)	275	184

Paper & Related Products [2.2%]
Cascades
5.500%, 07/15/22(A)	250	249
Opal Acquisition
8.875%, 12/15/21(A)	1,800	1,827

Total Paper & Related Products		2,076

Petrochemicals [1.1%]
TPC Group
8.750%, 12/15/20(A)	1,045	1,016

Petroleum & Fuel Products [12.0%]
Antero Resources
5.125%, 12/01/22(A)	250	236
Atlas Energy Holdings Operating
9.250%, 08/15/21	875	678
7.750%, 01/15/21	975	707

Description	Face Amount (000)	Value (000)

Atlas Pipeline Partners
4.750%, 11/15/21	$400	$380
BreitBurn Energy Partners
7.875%, 04/15/22	1,400	1,081
Crestwood Midstream Partners
6.125%, 03/01/22	550	525
Denbury Resources
5.500%, 05/01/22	350	320
Endeavor Energy Resources
7.000%, 08/15/21(A)	1,350	1,195
Legacy Reserves
8.000%, 12/01/20	760	631
6.625%, 12/01/21	600	489
6.625%, 12/01/21(A)	150	122
Milagro Oil & Gas
10.500%, 05/15/16(D) (H)	400	296
Northern Oil and Gas
8.000%, 06/01/20	350	265
Precision Drilling
6.625%, 11/15/20	475	427
QEP Resources
5.250%, 05/01/23	300	281
Regency Energy Partners
8.375%, 06/01/19(A)	655	686
Sabine Pass Liquefaction
5.750%, 05/15/24	1,000	981
5.625%, 04/15/23	200	196
SandRidge Energy
8.125%, 10/15/22	1,000	630
Ultra Petroleum
5.750%, 12/15/18(A)	700	646
Unit
6.625%, 05/15/21	850	761

Total Petroleum & Fuel Products		11,533

Printing & Publishing [0.0%]
Expo Event Transco
9.000%, 06/15/21(A)	10	10

Property/Casualty Ins [0.8%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	516
QBE Capital Funding III
7.250%, 05/24/41(A) (C)	250	273

Total Property/Casualty Ins		789

Publishing-Books [0.9%]
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	800	884

Real Estate [0.8%]
Kennedy-Wilson
5.875%, 04/01/24	800	802

Real Estate Investment Trusts [0.6%]
Hospitality Properties Trust
4.500%, 03/15/25	550	554

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Real Estate Oper/Develop [0.2%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	$200	$203

Resorts/Theme Parks [0.6%]
Cedar Fair
5.375%, 06/01/24(A)	600	597

Retail [7.4%]
AmeriGas Finance
7.000%, 05/20/22	1,510	1,563
Brunswick
4.625%, 05/15/21(A)	550	539
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	702
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,371
Guitar Center
6.500%, 04/15/19(A)	380	327
Men's Wearhouse
7.000%, 07/01/22(A)	100	103
Petco Animal Supplies
9.250%, 12/01/18(A)	300	314
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	284
QVC
4.450%, 02/15/25	450	440
Suburban Propane Partners
5.500%, 06/01/24	450	434

Total Retail		7,077

Telecommunication Equip [1.5%]
Alcatel-Lucent USA
8.875%, 01/01/20(A)	150	163
6.750%, 11/15/20(A)	300	317
Avaya
7.000%, 04/01/19(A)	1,000	975

Total Telecommunication Equip		1,455

Telephones & Telecommunications [2.7%]
Level 3 Escrow II
5.375%, 08/15/22(A)	250	252
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	507
Sprint Nextel
7.000%, 03/01/20(A)	500	540
UPCB Finance V
7.250%, 11/15/21(A)	500	547
Virgin Media Finance
6.375%, 04/15/23(A)	700	733

Total Telephones & Telecommunications		2,579

Transportation Services [3.3%]
Harbinger Group
7.875%, 07/15/19	404	430
7.750%, 01/15/22	1,633	1,650

Description	Face Amount (000)	Value (000)

Marquette Transportation
10.875%, 01/15/17	$1,110	$1,143

Total Transportation Services		3,223

Total Corporate Bonds
(Cost $87,180)		84,876

Loan Participations [7.2%]
Automotive [0.7%]
American Tire Distributors, First Lien Term Loan
5.750%, 06/01/18	695	693

Chemicals [0.2%]
Styrolution US Holding LLC, Dollar Tranche B-1 Loan (First Lien)
6.500%, 11/07/19 (F)	240	232

Communications [0.3%]
Balboa Merger Sub, First Lien Term Loan B
6.500%, 11/25/20	350	338

Computer & Electronics [1.4%]
Evergreen Skills, First Lien Term Loan
5.750%, 04/28/21	627	613
Evergreen Skillsoft, Term Loan
5.750%, 04/28/21	271	265
Flexera Software, Term Loan
4.500%, 04/02/20	483	473

Total Computer & Electronics		1,351

Energy [0.3%]
Magnum Hunter Resources Corporation, Term Loan (Second Lien )
8.500%, 10/17/19	269	263

Forest Products [0.3%]
Hoffmaster Group, Term Loan
5.300%, 05/09/20	299	295

Insurance [0.5%]
Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	492	485

Manufacturing [0.3%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	245

Metals & Mining [0.4%]
Noranda Aluminum, Term Loan
5.750%, 02/24/19 (F)	399	381

Oil & Gas [0.7%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	350	276

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Expro Holding, Term Loan
5.750%, 09/02/21	$300	$245
Frac Tech International, Term Loan B
5.750%, 04/16/21	175	137

Total Oil & Gas		658

Professional & Business Services [0.2%]
Intertrust Group, Second Lien Term Loan
8.000%, 04/15/22	200	197

Retail [1.2%]
Eyemart Express, Term Loan
5.000%, 12/16/21	450	448
Hardware Holdings, Term Loan
6.750%, 09/30/19 (H)	399	387
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	347	339

Total Retail		1,174

Telecommunications [0.5%]
Avaya Inc., Term B3 Extended
4.670%, 10/26/17	497	476

Transportation [0.2%]
CEVA Group, First Lien Term Loan
6.500%, 03/19/21	199	185

Total Transportation		185

Total Loan Participations
(Cost $7,200)		6,973

Preferred Stock [1.1%]
Insurance [1.1%]
Aspen Insurance Holdings (C)	40,000	1,011

Miscellaneous Manufacturing [0.0%]
CEVA Group *	49	40

Total Preferred Stock
(Cost $1,044)		1,051

Convertible Bond [0.6%]
Metals & Mining [0.6%]
Mirabela Nickel
9.500%, 06/20/19(A) (G) (H)	$568	568

Total Convertible Bond
(Cost $569)		568

Common Stock [0.5%]
Electronic Equipment & Instruments [0.0%]
CUI * (G) (H)	—	13

Metals & Mining [0.1%]
Mirabela Nickel *	2,465,571	58

Description	Shares/Face Amount (000)/Number of Warrants	Value (000)

Miscellaneous Manufacturing [0.0%]
CEVA Group * (G)	22	$19

Printing & Publishing [0.4%]
Houghton Mifflin Harcourt *	16,866	349

Total Common Stock
(Cost $853)		439

Asset-Backed Security [0.4%]
Airlines [0.4%]
United Airlines 2013-1 Class B Pass Through Trust
5.375%, 08/15/21	$400	406

Total Asset-Backed Security
(Cost $400)		406

Mortgage-Backed Security [0.3%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.408%, 10/09/14(A) (C)	344	328

Total Mortgage-Backed Security
(Cost $303)		328

Warrants [0.0%]
Alion Science and Technology,
Expires 03/15/17*(H)	380	—

Total Warrants
(Cost $0)		—

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust *(G)(H)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [1.1%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	469,382	469

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	553,948	554

Total Short-Term Investments
(Cost $1,023)		1,023

Total Investments [99.4%]
(Cost $98,581)†		$95,664

Percentages are based on Net Assets of $96,279 (000).

†	At December 31, 2014, the tax cost of the Fund’s investments was $98,581 (000), and the unrealized appreciation and depreciation were $1,458 (000) and $4,375 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2014.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2014, the value of these securities amounted to $48,621 (000), representing 50.5% of the net assets of the Fund.

(B)	Payment in Kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Step Bond — The rate reported is the rate in effect on December 31, 2014. The coupon on a step bond changes on a specific date.
(F)	Unsettled bank loan.
(G)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2014 was $600 (000) and represented 0.6% of net assets of the Fund.

(H)	Security is considered illiquid. The total market value of such securities as of December 31, 2014 was $1,478 (000) and represented 1.5% of net assets of the Fund.

Cl — Class
MTN — Medium Term Note
LLC — Limited Liability Corporation
Ser — Series
Amounts designated as “— “are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,876	$—	$84,876
Loan Participations	—	6,973	—	6,973
Preferred Stock	1,011	40	—	1,051
Convertible Bond	—	—	568	568
Common Stock	58	349	32	439
Asset-Backed Security	—	406	—	406
Mortgage-Backed Security	—	328	—	328
Warrants	—	—	—	—
Special Stock	—	—	—	—
Short-Term Investments	1,023	—	—	1,023
Total Investments in Securities	$2,092	$92,972	$600	$95,664

(1)
Of the $600 (000) in Level 3 securities as of December 31, 2014, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2014:

	Investments in Convertible Bonds	Investments in Corporate Bonds
Beginning balance as of October 1, 2014	$542	$5
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	26	—
Sales/paydaowns	—	(5)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2014	$568	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

	Investments in Common Stock	Investments in Warrants	Total
Beginning balance as of October 1, 2014	$13	$—	$560
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	—
Purchases	—	—	26
Sales/paydaowns	—	—	(5)
Transfers into Level 3	19	—	19
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2014	$32	$—	$600
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(8)	$—	$(8)

For the period ended December 31, 2014, there have been transfers between Level 1 and Level 2 assets and liabilities.  For the period ended December 31, 2014, there have been transfers between Level 2 and Level 3 assets and liabilities. The transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [71.0%]
Consumer Discretionary [4.1%]
AutoZone
3.700%, 04/15/22	$250	$257
Best Buy
3.750%, 03/15/16	300	305
CBS
3.375%, 03/01/22	175	176
Comcast
3.125%, 07/15/22	200	203
Expedia
5.950%, 08/15/20	250	279
Gap
5.950%, 04/12/21	495	563
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,695
Johnson Controls
5.500%, 01/15/16	100	105
Newell Rubbermaid
2.875%, 12/01/19	2,000	2,001
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,027
Time Warner Cable
4.125%, 02/15/21	165	177
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	535
Viacom
6.250%, 04/30/16	125	133
Yum! Brands
6.250%, 03/15/18	30	34

Total Consumer Discretionary		9,491

Consumer Staples [2.7%]
Avon Products
6.500%, 03/01/19	250	250
Bunge Finance
8.500%, 06/15/19	105	128
5.900%, 04/01/17	100	109
5.100%, 07/15/15	500	511
Campbell Soup
8.875%, 05/01/21	350	458
ConAgra Foods
4.950%, 08/15/20	410	450
1.900%, 01/25/18	200	199
Dr Pepper Snapple Group
2.900%, 01/15/16	2,200	2,244
Lorillard Tobacco
8.125%, 06/23/19	500	606
PepsiAmericas
4.875%, 01/15/15	250	250
Reynolds American
6.750%, 06/15/17	100	112
WM Wrigley Jr
4.650%, 07/15/15	750	765

Total Consumer Staples		6,082

Description	Face Amount (000)	Value (000)

Energy [4.6%]
Boardwalk Pipelines
5.875%, 11/15/16	$146	$155
5.750%, 09/15/19	175	189
5.500%, 02/01/17	221	233
5.200%, 06/01/18	84	88
BP Capital Markets
3.200%, 03/11/16	100	103
3.125%, 10/01/15	145	148
Buckeye Partners
6.050%, 01/15/18	155	171
ConocoPhillips
5.750%, 02/01/19	290	330
DCP Midstream
9.750%, 03/15/19(A)	114	143
DCP Midstream Operating
3.250%, 10/01/15	120	122
Ecopetrol
7.625%, 07/23/19	250	286
Enbridge Energy Partners
5.875%, 12/15/16	191	207
Energy Transfer Partners
9.700%, 03/15/19	330	414
9.000%, 04/15/19	189	232
6.125%, 02/15/17	426	461
3.600%, 02/01/23	200	194
Enterprise Products Operating
6.500%, 01/31/19	140	160
3.700%, 06/01/15	125	126
EOG Resources
5.625%, 06/01/19	290	327
FMC Technologies
3.450%, 10/01/22	200	193
Husky Energy
3.950%, 04/15/22	150	150
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	83
5.300%, 09/15/20	125	135
Marathon Oil
6.000%, 10/01/17	150	165
National Oilwell Varco
6.125%, 08/15/15	100	100
ONEOK Partners
2.000%, 10/01/17	155	154
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	450
Petrofac
3.400%, 10/10/18(A)	125	123
Plains All American Pipeline
5.875%, 08/15/16	205	219
Plains Exploration & Production
6.125%, 06/15/19	1,309	1,417
PPL Energy Supply
6.200%, 05/15/16	105	109
Puget Energy
6.000%, 09/01/21	500	585
Rowan
4.875%, 06/01/22	200	195
Sabine Pass LNG
7.500%, 11/30/16	100	104

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Spectra Energy Capital
6.750%, 07/15/18	$745	$842
6.200%, 04/15/18	135	150
Total Capital International
1.500%, 02/17/17	100	101
Transocean
7.375%, 04/15/18	494	487
6.000%, 03/15/18	500	481
Williams Partners
3.350%, 08/15/22	200	191

Total Energy		10,523

Financials [30.7%]
ACE INA Holdings
5.800%, 03/15/18	300	337
Alleghany
5.625%, 09/15/20	270	303
American Express
0.823%, 05/22/18(B)	3,000	3,000
American Express Credit, MTN
2.800%, 09/19/16	175	180
American International Group
6.400%, 12/15/20	49	59
Aon
3.500%, 09/30/15	200	204
Associates Corp of North America
6.950%, 11/01/18	150	175
Axis Specialty Finance
5.875%, 06/01/20	250	283
Bank of America
10.200%, 07/15/15	350	367
5.700%, 05/02/17	950	1,027
5.420%, 03/15/17	42	45
Bank of America, MTN
5.650%, 05/01/18	145	161
Bank of Montreal, MTN
1.450%, 04/09/18	340	336
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	175
Barclays Bank
5.125%, 01/08/20	100	112
BB&T, MTN
1.600%, 08/15/17	355	355
Bear Stearns
7.250%, 02/01/18	275	317
5.550%, 01/22/17	468	504
Capital One Financial
5.500%, 06/01/15	2,000	2,036
1.500%, 03/22/18	475	468
Citigroup
6.125%, 05/15/18	140	158
4.500%, 01/14/22	2,000	2,186
CNA Financial
6.950%, 01/15/18	1,076	1,223
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	168

Description	Face Amount (000)	Value (000)

Countrywide Financial, MTN
6.000%, 08/26/20(C)	$313	$310
Credit Suisse NY, MTN
5.300%, 08/13/19	150	168
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,215
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,189
ERAC USA Finance
3.300%, 10/15/22(A)	250	248
Ford Motor Credit
4.250%, 02/03/17	2,000	2,100
1.700%, 05/09/16	1,000	1,004
Goldman Sachs Group
6.250%, 09/01/17	550	612
6.150%, 04/01/18	150	168
5.625%, 01/15/17	700	751
5.350%, 01/15/16	250	261
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	578
HSBC Finance
6.676%, 01/15/21	83	98
ING Bank
3.750%, 03/07/17(A)	200	209
Janus Capital Group
6.700%, 06/15/17	600	664
Jefferies Group
8.500%, 07/15/19	1,000	1,198
5.500%, 03/15/16	1,000	1,034
JPMorgan Chase
4.750%, 03/01/15	4,500	4,526
4.250%, 10/15/20	150	161
JPMorgan Chase, MTN
5.300%, 05/15/18	150	148
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(D)	400	58
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,235
Marsh & McLennan, MTN
2.550%, 10/15/18	100	102
MetLife
6.817%, 08/15/18	3,500	4,072
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody's
5.500%, 09/01/20	800	908
Morgan Stanley, MTN
5.625%, 09/23/19	2,000	2,258
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,388
National Bank of Canada, MTN
1.450%, 11/07/17	750	744
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	163
6.550%, 11/01/18	300	351
Navient, MTN
5.000%, 06/15/18	2	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Penske Truck Leasing
3.750%, 05/11/17(A)	$3,000	$3,135
Principal Financial Group
8.875%, 05/15/19	130	163
3.300%, 09/15/22	200	200
Protective Life
6.400%, 01/15/18	250	278
Prudential Financial, MTN
5.375%, 06/21/20	145	164
Royal Bank of Canada, MTN
0.696%, 09/09/16(B)	125	126
Silicon Valley Bank
6.050%, 06/01/17	355	384
Simon Property Group
10.350%, 04/01/19	3,500	4,578
SunTrust Banks
6.000%, 09/11/17	254	282
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,551
TD Ameritrade Holding
5.600%, 12/01/19	290	333
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	102
UBS, MTN
7.375%, 06/15/17	388	438
US Bank
2.125%, 10/28/19	4,500	4,485
Volkswagen International Finance
2.375%, 03/22/17(A)	125	127
Wells Fargo Bank
5.750%, 05/16/16	100	106
Wilmington Trust
8.500%, 04/02/18	315	370

Total Financials		70,056

Health Care [0.5%]
Actavis
3.250%, 10/01/22	500	487
Boston Scientific
6.400%, 06/15/16	145	155
UnitedHealth Group
4.700%, 02/15/21	200	225
1.625%, 03/15/19	250	246

Total Health Care		1,113

Industrials [4.5%]
Carlisle
3.750%, 11/15/22	250	255
CNH America
7.250%, 01/15/16	388	403
Eaton
8.875%, 06/15/19	125	152
Embraer Overseas
5.696%, 09/16/23(A)	520	554
GATX
6.000%, 02/15/18	170	189

Description	Face Amount (000)	Value (000)

General Electric Capital, MTN
6.000%, 08/07/19	$410	$477
5.625%, 09/15/17	300	333
5.300%, 02/11/21	3,500	3,997
4.375%, 09/16/20	150	164
IDEX
4.200%, 12/15/21	250	261
Joy Global
6.000%, 11/15/16	500	540
Lennox International
4.900%, 05/15/17	250	262
NuStar Logistics
8.150%, 04/15/18	250	280
4.800%, 09/01/20	200	188
Owens Corning
6.500%, 12/01/16	36	39
Penske Truck Leasing
4.875%, 07/11/22(A)	200	216
4.250%, 01/17/23(A)	300	311
3.375%, 03/15/18(A)	250	258
2.500%, 03/15/16(A)	500	507
Republic Services
3.550%, 06/01/22	250	257
Roper Industries
3.125%, 11/15/22	200	195
1.850%, 11/15/17	250	250
Xylem
3.550%, 09/20/16	200	208

Total Industrials		10,296

Information Technology [3.4%]
Arrow Electronics
6.875%, 06/01/18	400	453
Avnet
6.625%, 09/15/16	128	138
Fiserv
3.500%, 10/01/22	250	253
KLA-Tencor
4.125%, 11/01/21	1,000	1,024
Lexmark International
5.125%, 03/15/20	2,250	2,397
Nokia
5.375%, 05/15/19	950	1,017
Texas Instruments
1.650%, 08/03/19	295	288
Western Union
5.253%, 04/01/20	2,000	2,193

Total Information Technology		7,763

Materials [6.5%]
Airgas
2.900%, 11/15/22	250	247
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,261
ArcelorMittal
9.850%, 06/01/19	200	242
6.125%, 06/01/18	800	853
Avery Dennison
5.375%, 04/15/20	405	441

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cabot
5.000%, 10/01/16	$300	$318
Glencore Canada
6.000%, 10/15/15	1,192	1,232
5.500%, 06/15/17	1,010	1,086
Glencore Funding
1.700%, 05/27/16(A)	1,500	1,502
1.591%, 01/15/19(A) (B)	2,000	2,034
International Paper
7.950%, 06/15/18	130	153
Kinross
5.125%, 09/01/21	303	290
Rio Tinto Finance USA
6.500%, 07/15/18	100	114
3.500%, 03/22/22	4,000	3,999
Southern Copper
6.375%, 07/27/15	380	391
Vale Overseas
5.625%, 09/15/19	505	537
Worthington Industries
6.500%, 04/15/20	250	284

Total Materials		14,984

REITs [4.8%]
American Tower
3.400%, 02/15/19	2,100	2,137
BioMed Realty
3.850%, 04/15/16	500	516
Boston Properties
5.875%, 10/15/19	140	160
CommonWealth
6.650%, 01/15/18	300	330
5.875%, 09/15/20	105	116
DDR
4.625%, 07/15/22	250	267
Equity One
3.750%, 11/15/22	250	251
HCP
6.000%, 03/01/15	215	217
6.000%, 01/30/17	350	382
2.625%, 02/01/20	175	173
HCP, MTN
6.300%, 09/15/16	462	500
Health Care
5.875%, 05/15/15	268	273
4.950%, 01/15/21	155	170
Healthcare Realty Trust
6.500%, 01/17/17	250	273
Highwoods Realty
3.625%, 01/15/23	200	201
Liberty Property, MTN
7.500%, 01/15/18	177	202
National Retail Properties
6.875%, 10/15/17	300	338
3.800%, 10/15/22	350	359
Prologis
6.875%, 03/15/20	101	119
3.350%, 02/01/21	2,200	2,230

Description	Face Amount (000)	Value (000)

Realty Income
5.950%, 09/15/16	$129	$139
3.250%, 10/15/22	200	197
Senior Housing Properties Trust
6.750%, 12/15/21	500	577
4.300%, 01/15/16	500	511
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	250

Total REITs		10,888

Shipping & Transportation [0.3%]
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	382	395
Union Pacific
4.875%, 01/15/15	400	400

Total Shipping & Transportation		795

Telecommunication Services [5.3%]
America Movil
5.750%, 01/15/15	186	186
1.241%, 09/12/16(B)	3,000	3,021
AT&T
5.600%, 05/15/18	310	346
CenturyLink
6.450%, 06/15/21	355	381
5.800%, 03/15/22	250	259
COX Communications
7.250%, 11/15/15	231	243
COX Communications, MTN
6.850%, 01/15/18	224	252
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	58
Qwest
6.500%, 06/01/17	100	109
Telefonica Emisiones SAU
6.421%, 06/20/16	275	294
6.221%, 07/03/17	286	317
5.462%, 02/16/21	115	128
5.134%, 04/27/20	300	332
4.949%, 01/15/15	764	765
3.992%, 02/16/16	500	514
3.729%, 04/27/15	400	404
Verizon Communications
4.600%, 04/01/21	4,100	4,450

Total Telecommunication Services		12,059

Utilities [3.6%]
AmeriGas Partners
6.500%, 05/20/21	477	489
Arizona Public Service
6.250%, 08/01/16	44	48
British Transco Finance
6.625%, 06/01/18	128	148
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	6	7

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Entergy Mississippi
6.640%, 07/01/19	$540	$636
Entergy Texas
7.125%, 02/01/19	190	225
Exelon Generation
6.200%, 10/01/17	2,125	2,361
Jersey Central Power & Light
5.625%, 05/01/16	265	280
KeySpan
8.000%, 11/15/30	50	69
Korea Electric Power
6.750%, 08/01/27	75	95
National Fuel Gas
4.900%, 12/01/21	500	542
National Grid
6.300%, 08/01/16	270	292
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	180
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	488
ONEOK
4.250%, 02/01/22	294	269
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	77
Puget Energy
5.625%, 07/15/22	250	289
Puget Sound Energy, MTN
6.740%, 06/15/18	57	65
Southwestern Electric Power
5.875%, 03/01/18	581	649
3.550%, 02/15/22	500	513
Southwestern Public Service
8.750%, 12/01/18	250	312
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	100
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		8,174

Total Corporate Bonds
(Cost $159,010)		162,224

U.S. Government Agency Obligations [8.4%]
FHLB
0.875%, 05/24/17	2,000	1,996
FHLMC
1.750%, 05/30/19	3,000	3,017
1.000%, 09/29/17	660	659
FNMA
5.000%, 03/15/16	5,700	6,011
1.875%, 09/18/18	150	152
1.625%, 11/27/18	6,000	6,029
1.375%, 11/15/16	460	466

Description	Face Amount (000)	Value (000)

1.125%, 04/27/17	$470	$473
0.875%, 05/21/18	350	344

Total U.S. Government Agency Obligations
(Cost $19,075)		19,147

Municipal Bonds [3.5%]
California [1.8%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	3,460	4,118

Florida [1.7%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,896

Total Municipal Bonds
(Cost $7,887)		8,014

Commercial Mortgage-Backed Obligations [3.4%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	157	159
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	5,350	5,339
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.400%, 07/15/44(B)	187	190
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	237	240
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	188	191
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	273
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	275	278
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	151
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	275
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	231

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	$24	$24
Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.444%, 12/15/44(B)	226	231

Total Commercial Mortgage-Backed Obligations
(Cost $7,767)		7,710

Preferred Stock [3.4%]
Financials [1.2%]
BB&T	10,000	242
Citigroup	10,000	244
Goldman Sachs Group	25,000	619
HSBC Holdings	30,000	797
JPMorgan Chase	20,000	481
Prudential Financial	10,000	250

Total Financials		2,633

Industrials [0.3%]
Pitney Bowes	10,000	267
Stanley Black & Decker	20,000	505

Total Industrials		772

REITs [1.4%]
Digital Realty Trust	10,000	255
Kimco Realty	10,000	239
National Retail Properties	20,000	509
Realty Income	20,000	524
Senior Housing Properties Trust	52,500	1,265
Vornado Realty Trust	20,000	481

Total REITs		3,273

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	657

Utilities [0.2%]
SCE Trust I	20,000	490

Total Preferred Stock
(Cost $7,904)		7,825

U.S. Government Mortgage-Backed Obligations [2.7%]
FHLMC, Pool 1B2677
2.525%, 01/01/35(B)	7	7
FHLMC, Pool 1B2683
2.513%, 01/01/35(B)	5	5
FHLMC, Pool 1B2692
2.367%, 12/01/34(B)	12	13
FHLMC, Pool A93505
4.500%, 08/01/40	49	53
FHLMC, Pool A93996
4.500%, 09/01/40	73	79
FHLMC, Pool C03490
4.500%, 08/01/40	375	407
FHLMC, Pool C09015
3.000%, 10/01/42	236	239

Description	Face Amount (000)	Value (000)

FHLMC, Pool C20300
6.500%, 01/01/29	$4	$4
FHLMC, Pool E01280
5.000%, 12/01/17	4	4
FHLMC, Pool G02940
5.500%, 05/01/37	14	16
FHLMC, Pool G04222
5.500%, 04/01/38	23	25
FHLMC, Pool G04913
5.000%, 03/01/38	84	93
FHLMC, Pool G08003
6.000%, 07/01/34	21	24
FHLMC, Pool G11431
6.000%, 08/01/18	2	2
FHLMC, Pool G11880
5.000%, 12/01/20	16	17
FHLMC, Pool G18124
6.000%, 06/01/21	11	13
FHLMC, Pool J19197
3.000%, 05/01/27	172	179
FHLMC, Pool Q08998
3.500%, 06/01/42	202	211
FHLMC, Pool Q10378
3.000%, 08/01/42	227	229
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	97	102
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	168
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	410
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	204
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	303
FNMA, Pool 252570
6.500%, 07/01/29	6	7
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	2
FNMA, Pool 254545
5.000%, 12/01/17	11	11
FNMA, Pool 254685
5.000%, 04/01/18	10	10
FNMA, Pool 254949
5.000%, 11/01/33	16	17
FNMA, Pool 255814
5.500%, 08/01/35	28	32
FNMA, Pool 303168
9.500%, 02/01/25	2	3

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Pool 725424
5.500%, 04/01/34	$24	$27
FNMA, Pool 735060
6.000%, 11/01/34	15	17
FNMA, Pool 735228
5.500%, 02/01/35	13	15
FNMA, Pool 735230
5.500%, 02/01/35	32	36
FNMA, Pool 745275
5.000%, 02/01/36	130	144
FNMA, Pool 745418
5.500%, 04/01/36	149	167
FNMA, Pool 827223
1.968%, 04/01/35(B)	69	73
FNMA, Pool 844809
5.000%, 11/01/35	63	69
FNMA, Pool AD0454
5.000%, 11/01/21	34	36
FNMA, Pool AD8522
4.000%, 08/01/40	52	56
FNMA, Pool AE0828
3.500%, 02/01/41	375	392
FNMA, Pool AH0621
3.500%, 01/01/41	93	97
FNMA, Pool AJ1407
4.000%, 09/01/41	83	88
FNMA, Pool AJ7689
4.000%, 12/01/41	269	287
FNMA, Pool AK0971
3.000%, 02/01/27	161	168
FNMA, Pool AO2970
3.000%, 05/01/42	216	219
FNMA, Pool AO4137
3.500%, 06/01/42	220	229
FNMA, Pool MA1277
2.500%, 12/01/27	152	155
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	77	79
GNMA, Pool 780315
9.500%, 12/15/17	2	2
GNMA, Pool G2 4696
4.500%, 05/20/40	176	194
GNMA, Pool G2 4747
5.000%, 07/20/40	67	75
GNMA, Pool G2 4923
4.500%, 01/20/41	96	105
GNMA, Pool G2 MA0155
4.000%, 06/20/42	234	251
GNMA, Pool G2 MA0392
3.500%, 09/20/42	250	263

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,939)		6,134

Asset-Backed Securities [0.5%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	107	113

Description	Face Amount (000)	Value (000)

BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16 (E) (F) (G)	$788	$742
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4 (D) (E) (F)
7.000%, 07/25/28	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	24	24
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	23	24
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	258	258

Total Asset-Backed Securities
(Cost $1,204)		1,161

Foreign Government Bonds [0.2%]
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	110
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	134
Province of Quebec Canada, MTN
7.380%, 04/09/26(C)	100	138

Total Foreign Government Bonds
(Cost $360)		382

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	181

Total Certificate of Deposit
(Cost $177)		181

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	25	25
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	4	3
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	7	8
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	13	13
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	30	30

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	$39	$40

Total Residential Mortgage-Backed Securities
(Cost $118)		119

U.S. Treasury Obligations [2.7%]
U.S. Treasury Note
2.750%, 02/15/19	845	889
2.625%, 11/15/20	425	443
2.375%, 07/31/17	1,010	1,047
1.750%, 10/31/18	610	618
1.250%, 04/30/19	2,375	2,347
0.875%, 07/31/19	815	790

Total U.S. Treasury Obligations
(Cost $6,153)		6,134

Short-Term Investments [2.6%]
City National Rochdale Government Money Market Fund, 0.010%**‡	3,490,420	3,491
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	2,344,087	2,344

Total Short-Term Investments
(Cost $5,835)		5,835

Total Investments [98.5%]
(Cost $221,429) †		$224,866
Percentages are based on Net Assets of $228,307 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $221,429 (000), and the unrealized appreciation and depreciation were $4,655 (000) and $1,218 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2014, the value of these securities amounted to $28,463 (000), representing 12.5% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2014. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Security is considered illiquid. The total market value of such securities as of December 31, 2014 was $742 (000) and represented 0.3% of the net assets of the Fund.
(F)
Security is fair valued using methods determined in good faith by the Fair
Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2014 was $742 (000) and represented 0.3% of the net assets of the Fund.

(G)	Security is considered restricted. The total market value of such securities as of December 31, 2014 was $742 (000) and represented 0.3% of the net assets of the Fund.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NCUA — National Credit Union Administration
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$162,224	$—	$162,224
U.S. Government Agency Obligations	—	19,147	—	19,147
Municipal Bonds	—	8,014	—	8,014
Commercial Mortgage-Backed Obligations	—	7,710	—	7,710
Preferred Stock	5,367	2,458	—	7,825
U.S. Government Mortgage-Backed Obligations	—	6,134	—	6,134
Asset-Backed Securities	—	419	742	1,161
Foreign Government Bonds	—	382	—	382
Certificate of Deposit	—	181	—	181
Residential Mortgage-Backed Securities	—	119	—	119
U.S. Treasury Obligations	—	6,134	—	6,134
Short-Term Investments	5,835	—	—	5,835
Total Investments in Securities	$11,202	$212,922	$742	$224,866

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2014:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2014	$807
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	4
Purchases	—
Sales/paydowns	(69)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2014	$742
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$4

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

	Fair Value at December 31, 2014 (000)	Valuation Techniques
BT SPE	$742	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates
		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [50.5%]
Advertising Sales [0.2%]
CBS Outdoor Americas Capital
5.875%, 03/15/25(A)	$550	$554
5.625%, 02/15/24(A)	275	276
5.250%, 02/15/22(A)	125	126
Lamar Media
5.875%, 02/01/22	525	545
5.375%, 01/15/24	475	489
5.000%, 05/01/23	450	445

Total Advertising Sales		2,435

Aerospace & Defense [0.3%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	1,250	1,181
KLX
5.875%, 12/01/22(A)	675	682
TransDigm
7.500%, 07/15/21	100	106
6.500%, 07/15/24	725	729
6.000%, 07/15/22	950	948

Total Aerospace & Defense		3,646

Agricultural [0.1%]
Avangardco Investments Public
10.000%, 10/29/15	350	220
Mriya Agro Holding
9.450%, 04/19/18(B)	1,195	120
UkrLandFarming
10.875%, 03/26/18	2,760	1,159

Total Agricultural		1,499

Airlines [0.2%]
Avianca Holdings
8.375%, 05/10/20	2,000	2,060
SriLankan Airlines
5.300%, 06/27/19	1,000	989

Total Airlines		3,049

Applications Software [0.1%]
Emdeon
11.000%, 12/31/19	525	571
Nuance Communications
5.375%, 08/15/20(A)	900	902

Total Applications Software		1,473

Auto Rent & Lease [0.2%]
Hertz
6.750%, 04/15/19	825	850
6.250%, 10/15/22	1,025	1,035
Light Tower Rentals
8.125%, 08/01/19(A)	200	155
United Rentals North America
8.375%, 09/15/20	675	724
7.625%, 04/15/22	300	330
6.125%, 06/15/23	575	604
5.750%, 11/15/24	175	180

Total Auto Rent & Lease		3,878

Description	Face Amount (000)	Value (000)

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
7.125%, 05/15/19(A)	$650	$680
Exide Technologies
8.625%, 02/01/18(B)	300	15
JB Poindexter
9.000%, 04/01/22(A)	725	783
UCI International
8.625%, 02/15/19	1,325	1,265

Total Auto/Trk Prts and Equip-Repl		2,743

Automotive [0.5%]
Automotores Gildemeister
8.250%, 05/24/21	1,969	886
6.750%, 01/15/23	665	286
Geely Automobile Holdings
5.250%, 10/06/19	1,000	970
General Motors
4.000%, 04/01/25	700	702
Hyva Global BV
8.625%, 03/24/16	1,425	1,361
MPM Global Pte
6.750%, 09/19/19	2,500	2,459

Total Automotive		6,664

Autoparts [0.7%]
Affinia Group
7.750%, 05/01/21	1,325	1,365
American Axle & Manufacturing
7.750%, 11/15/19	600	672
6.250%, 03/15/21	275	289
5.125%, 02/15/19	500	510
International Automotive Components Group
9.125%, 06/01/18(A)	825	860
Lear
5.250%, 01/15/25	200	203
4.750%, 01/15/23	1,075	1,072
MPG Holdco I
7.375%, 10/15/22(A)	1,100	1,133
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	625
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	365
Schaeffler Holding Finance BV
6.875%, 08/15/18(A)	850	886
6.750%, 11/15/22(A)	150	157
Stackpole International Intermediate
7.750%, 10/15/21(A)	1,150	1,150
Tenneco
5.375%, 12/15/24	450	461

Total Autoparts		9,748

Banks [3.8%]
Access Bank, MTN
9.250%, 06/24/21(C)	1,975	1,817
African Export-Import BA
4.750%, 07/29/19	1,500	1,474
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/21	$960	$812
7.500%, 09/26/19	2,480	2,093
Banco BMG
8.000%, 04/15/18	1,000	1,015
Bank of Georgia JSC, MTN
7.750%, 07/05/17	2,200	2,255
CIT Group
5.375%, 05/15/20	225	238
5.250%, 03/15/18	1,050	1,095
5.000%, 08/01/23	1,175	1,207
4.250%, 08/15/17	175	178
Commercial Bank Privatbank JSC Via Standard Bank
5.799%, 02/09/16(C) (D)	370	185
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/18	2,050	1,517
Diamond Bank
8.750%, 05/21/19	1,950	1,668
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,200	3,245
FBN Finance BV
8.000%, 07/23/21(C)	3,570	3,177
Finansbank
6.250%, 04/30/19	2,000	2,075
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	500	500
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.750%, 09/26/18	2,000	1,940
7.200%, 10/31/16	500	504
Kaspi Bank JSC
9.875%, 10/28/16	3,105	3,074
Kazkommertsbank
8.500%, 05/11/18	1,580	1,329
Kazkommertsbank JSC
6.765%, 07/27/16(C) (D)	4,000	3,440
Kazkommertsbank JSC, MTN
8.000%, 11/03/15	1,590	1,549
7.500%, 11/29/16	2,205	1,965
6.875%, 02/13/17	2,120	2,206
NDR Finance
8.000%, 06/22/17(C)(I)(J)	721	72
Oschadbank Via SSB #1
8.875%, 03/20/18	350	193
8.250%, 03/10/16	505	288
Privatbank CJSC Via UK SPV Credit Finance, MTN
9.375%, 09/23/15	300	186
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18(I) (J)	1,624	731

Description	Face Amount (000)	Value (000)

Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/17	$1,625	$1,368
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18	1,380	435
Tinkoff Credit Systems Via TCS Finance
10.750%, 09/18/15	3,415	3,211
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	1,075	774
Trade & Development Bank of Mongolia, MTN
8.500%, 09/20/15	1,105	1,083
Zenith Bank, MTN
6.250%, 04/22/19	2,000	1,840

Total Banks		50,739

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	950	869

Broadcasting & Cable [2.1%]
AMC Networks
7.750%, 07/15/21	600	642
4.750%, 12/15/22	325	315
Anixter
5.625%, 05/01/19	600	633
5.125%, 10/01/21	300	300
Belden
5.250%, 07/15/24(A)	375	360
CCO Holdings
7.375%, 06/01/20	300	318
6.625%, 01/31/22	650	691
5.750%, 09/01/23	525	531
5.750%, 01/15/24	250	252
5.250%, 03/15/21	675	680
CCOH Safari
5.750%, 12/01/24	325	329
5.500%, 12/01/22	550	558
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	880
5.125%, 12/15/21(A)	650	631
Clear Channel Communications
9.000%, 03/01/21	1,325	1,298
Clear Channel Worldwide Holdings
7.625%, 03/15/20	175	182
6.500%, 11/15/22	2,000	2,060
Columbus International
7.375%, 03/30/21	3,335	3,468
Crown Media Holdings
10.500%, 07/15/19	1,100	1,196
DISH DBS
5.875%, 07/15/22	2,425	2,486
5.000%, 03/15/23	100	97
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

General Cable
5.750%, 10/01/22(I) (J)	$275	$201
Gray Television
7.500%, 10/01/20	1,000	1,030
LIN Television
5.875%, 11/15/22(A)	200	198
Numericable Group
6.250%, 05/15/24(A)	575	579
6.000%, 05/15/22(A)	800	804
Polish Television Holding BV
11.000%, 01/15/21	1,375	1,967
Sinclair Television Group
5.625%, 08/01/24(A)	800	774
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	549
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	700	723
VTR Finance BV
6.875%, 01/15/24	3,330	3,397

Total Broadcasting & Cable		28,129

Building & Construction [2.2%]
Agile Property Holdings
9.875%, 03/20/17	650	640
Allegion US Holding
5.750%, 10/01/21	550	582
Cemex
7.250%, 01/15/21	565	596
6.500%, 12/10/19	1,755	1,782
5.875%, 03/25/19	970	985
5.700%, 01/11/25	560	543
CEMEX Espana
9.875%, 04/30/19	1,250	1,372
Cemex Finance
9.375%, 10/12/22	4,245	4,733
China Shanshui Cement Group
10.500%, 04/27/17	545	567
Cimento Tupi
9.750%, 05/11/18(I)(J)	1,698	1,615
CPG Merger Sub
8.000%, 10/01/21(A)	600	613
Dry Mix Solutions Investissements SAS
4.332%, 06/15/21(C)	3,000	3,503
Elementia
5.500%, 01/15/25(A)	300	288
Interline Brands
10.000%, 11/15/18(E)	1,054	1,101
Masonite International
8.250%, 04/15/21(A)	925	987
Nortek
8.500%, 04/15/21	1,600	1,712
OAS Finance
8.875%, 04/25/18(C)	2,000	620
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	314
Roofing Supply Group
10.000%, 06/01/20(A)	625	620

Description	Face Amount (000)	Value (000)

Saderea, MTN
12.500%, 11/30/26	$1,000	$959
Union Andina de Cementos SAA
5.875%, 10/30/21(A)	600	610
USG
7.875%, 03/30/20(A)	250	268
5.875%, 11/01/21(A)	650	657
West China Cement
6.500%, 09/11/19	2,000	1,890
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	550	585
Yuksel Insaat
9.500%, 11/10/15(I)(J)	1,485	861

Total Building & Construction		29,003

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	1,575	1,536

Building-Heavy Construct [0.3%]
Empresas ICA
8.900%, 02/04/21	2,050	1,968
8.875%, 05/29/24	1,900	1,738

Total Building-Heavy Construct		3,706

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	814

Chemicals [0.7%]
Ashland
4.750%, 08/15/22	950	950
Axiall
4.875%, 05/15/23	100	94
Celanese US Holdings
4.625%, 11/15/22	375	371
Eagle Spinco
4.625%, 02/15/21	175	166
Eco Services Operations
8.500%, 11/01/22(A)	400	406
Fufeng Group
7.625%, 04/13/16	4,000	4,080
Hexion US Finance
8.875%, 02/01/18	1,625	1,446
Huntsman International
5.125%, 11/15/22(A)	300	295
4.875%, 11/15/20	650	645
Novacap International SAS, MTN
5.086%, 05/01/19(C)	1,000	1,206
WR Grace & -Conn
5.625%, 10/01/24(A)	225	235
5.125%, 10/01/21(A)	225	231

Total Chemicals		10,125

Coal Mining [1.1%]
Berau Capital Resources
12.500%, 07/08/15	1,505	752
CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Berau Coal Energy
7.250%, 03/13/17	$4,875	$2,255
Bumi Capital Pte
12.000%, 11/10/16(B)	750	167
Bumi Investment Pte, MTN
10.750%, 10/06/17(B)	2,555	568
Indo Energy Finance II BV
6.375%, 01/24/23	2,695	1,752
Mongolian Mining, MTN
8.875%, 03/29/17	11,510	7,597
New World Resources
8.000%, 04/07/20(A)	850	785
4.000%, 10/07/20(A)	326	177

Total Coal Mining		14,053

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,378

Commercial Serv-Finance [0.4%]
Igloo Holdings
8.250%, 12/15/17(A) (E)	975	978
Interactive Data
5.875%, 04/15/19(A)	1,350	1,313
TMF Group Holding BV
5.457%, 12/01/18(C)	1,000	1,216
TransUnion Holding
9.625%, 06/15/18	1,200	1,227
8.125%, 06/15/18	475	487

Total Commercial Serv-Finance		5,221

Commercial Services [0.3%]
Anna Merger Sub
7.750%, 10/01/22(A)	1,575	1,595
BC Luxco 1
7.375%, 01/29/20	2,470	2,470
Iron Mountain
5.750%, 08/15/24	550	553

Total Commercial Services		4,618

Computer Aided Design [0.2%]
Rolta Americas
8.875%, 07/24/19	1,000	860
8.875%, 07/24/19(A)	2,130	1,832

Total Computer Aided Design		2,692

Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	1,325	1,391
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,378

Total Computer Graphics		2,769

Computer System Design & Services [0.3%]
Compiler Finance Sub
7.000%, 05/01/21(A)	900	774
IHS
5.000%, 11/01/22(A)	225	223

Description	Face Amount (000)	Value (000)

NCR
6.375%, 12/15/23	$525	$546
5.875%, 12/15/21	400	411
5.000%, 07/15/22	800	780
4.625%, 02/15/21	250	243
SunGard Data Systems
6.625%, 11/01/19	1,325	1,338

Total Computer System Design & Services		4,315

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
4.750%, 06/01/23	525	545
4.750%, 01/01/25(A)	250	258

Total Computers-Memory Devices		803

Consumer Products & Services [0.5%]
Prestige Brands
8.125%, 02/01/20	475	506
5.375%, 12/15/21(A)	600	590
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,725	1,824
ServiceMaster
7.450%, 08/15/27	225	215
7.100%, 03/01/18	475	485
7.000%, 08/15/20	1,460	1,511
Spectrum Brands
6.750%, 03/15/20	925	967
6.125%, 12/15/24(A)	275	279

Total Consumer Products & Services		6,377

Containers & Packaging [1.3%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,200	2,342
6.750%, 01/31/21(A)	200	199
Ball
4.000%, 11/15/23	825	796
Berry Plastics
5.500%, 05/15/22	1,575	1,599
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	325	317
5.625%, 12/15/16(A)	300	294
BWAY Holding
9.125%, 08/15/21(A)	1,175	1,175
Crown Americas
4.500%, 01/15/23	1,025	994
Graphic Packaging International
4.875%, 11/15/22	350	352
4.750%, 04/15/21	200	201
Greif
7.750%, 08/01/19	725	819
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	300	303
5.000%, 01/15/22(A)	125	128
Pactiv
7.950%, 12/15/25	200	201
CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Reynolds Group Issuer
9.875%, 08/15/19	$1,725	$1,828
8.250%, 02/15/21	1,425	1,461
5.750%, 10/15/20	1,350	1,384
Sealed Air
6.500%, 12/01/20(A)	725	794
5.125%, 12/01/24(A)	725	732
4.875%, 12/01/22(A)	725	720

Total Containers & Packaging		16,639

Data Processing/Mgmt [0.5%]
Audatex North America
6.125%, 11/01/23(A)	175	181
6.000%, 06/15/21(A)	1,175	1,210
First Data
8.750%, 01/15/22(A) (E)	4,225	4,542

Total Data Processing/Mgmt		5,933

Decision Support Softwar [0.0%]
MSCI
5.250%, 11/15/24(A)	225	233

Dental Supplies and Equip [0.3%]
IDH Finance
5.552%, 12/01/18(C)	3,000	4,652

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	2,200	1,977

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	927
5.125%, 07/15/24	175	178

Total Dialysis Centers		1,105

Distribution/Wholesale [0.4%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	900	904
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,414
HD Supply
5.250%, 12/15/21(A)	100	102
VWR Funding
7.250%, 09/15/17	1,875	1,960

Total Distribution/Wholesale		4,380

Diversified Minerals [0.1%]
China Hongqiao Group
7.625%, 06/26/17	1,370	1,367

Drugs [0.2%]
Grifols Worldwide Operations
5.250%, 04/01/22(A)	700	716
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	428

Description	Face Amount (000)	Value (000)

VPII Escrow
7.500%, 07/15/21(A)	$1,400	$1,512

Total Drugs		2,656

E-Commerce/Services [0.1%]
IAC
4.750%, 12/15/22	1,250	1,216

Educational Software [0.1%]
Blackboard
7.750%, 11/15/19(A)	675	677

Electric Utilities [0.3%]
Calpine
6.000%, 01/15/22(A)	150	160
5.875%, 01/15/24(A)	550	581
5.750%, 01/15/25	950	962
NRG Energy
7.875%, 05/15/21	650	700
6.625%, 03/15/23	400	416
6.250%, 05/01/24(A)	500	509
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	1,000	985

Total Electric Utilities		4,313

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	975	984

Electronic Parts Distrib [0.1%]
Rexel
6.125%, 12/15/19(A)	1,275	1,313

Energy [0.2%]
CGG
6.500%, 06/01/21	400	304
ContourGlobal Power Holdings
7.125%, 06/01/19	3,150	3,150

Total Energy		3,454

Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)	875	822
Boxer Parent
9.000%, 10/15/19(A)	1,200	1,020
Eagle Midco
9.000%, 06/15/18(A)	750	767
Infor Software Parent
7.125%, 05/01/21(A)	1,700	1,666
Infor US
9.375%, 04/01/19	1,225	1,311

Total Enterprise Software/Serv		5,586

Entertainment & Gaming [1.0%]
Affinity Gaming
9.000%, 05/15/18(I)(J)	775	744
Ameristar Casinos
7.500%, 04/15/21	600	625
Chester Downs & Marina
9.250%, 02/01/20(A)	450	328
CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Churchill Downs
5.375%, 12/15/21	$300	$300
Cinemark USA
7.375%, 06/15/21	200	213
5.125%, 12/15/22	300	293
GLP Capital
5.375%, 11/01/23	500	518
4.875%, 11/01/20	600	607
MGM Resorts International
8.625%, 02/01/19	375	425
7.750%, 03/15/22	1,400	1,550
6.750%, 10/01/20	250	263
6.000%, 03/15/23	375	377
5.250%, 03/31/20	350	347
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	875	892
Penn National Gaming
5.875%, 11/01/21	1,275	1,186
Pinnacle Entertainment
7.750%, 04/01/22	525	546
6.375%, 08/01/21	400	412
Regal Entertainment Group
5.750%, 03/15/22	500	478
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,525	1,510
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	555	597
Station Casinos
7.500%, 03/01/21	1,125	1,153

Total Entertainment & Gaming		13,364

Entertainment Software [0.0%]
Activision Blizzard
6.125%, 09/15/23(A)	625	673

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,469

Financial Services [1.0%]
AerCap Ireland Capital
4.500%, 05/15/21(A)	800	810
Ally Financial
8.300%, 02/12/15	275	276
5.500%, 02/15/17	650	683
5.125%, 09/30/24	450	457
4.750%, 09/10/18	1,150	1,190
3.250%, 09/29/17	175	175
Arrow Global Finance
5.336%, 11/01/21(C)	1,000	1,195
Astana Finance BV
9.000%, 11/16/11(B)(I)(J)	3,000	210
Astana Finance BV, MTN
7.875%, 06/08/10(B)(I)(J)	250	21
Credito Real
7.500%, 03/13/19	2,500	2,537
FBN Finance
8.250%, 08/07/20	1,590	1,471

Description	Face Amount (000)	Value (000)

General Motors Financial
4.375%, 09/25/21	$250	$261
3.500%, 07/10/19	150	153
International Lease Finance
5.875%, 08/15/22	1,025	1,112
4.625%, 04/15/21	1,775	1,806
Lock
5.818%, 08/15/20(C)	2,000	2,414

Total Financial Services		14,771

Firearms and Ammunition [0.1%]
FGI Operating Company
7.875%, 05/01/20	925	832

Food, Beverage & Tobacco [2.6%]
Ajecorp BV
6.500%, 05/14/22	735	619
ARAMARK
5.750%, 03/15/20	1,800	1,859
Avangardco Investments Public
10.000%, 10/29/15	900	567
B&G Foods
4.625%, 06/01/21	425	415
Big Heart Pet Brands
7.625%, 02/15/19	1,106	1,087
Boparan Finance
5.500%, 07/15/21	1,000	1,296
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,009
CEDC Finance International
10.000%, 04/30/15(D)	2,005	1,744
CFG Investment SAC
9.750%, 07/30/19	820	713
Galapagos
4.834%, 06/15/21(C)	3,000	3,530
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,400	1,365
HJ Heinz
4.250%, 10/15/20	1,775	1,793
JBS Investments GmbH
7.750%, 10/28/20	700	725
Marfrig Holding Europe BV
8.375%, 05/09/18	3,380	3,329
6.875%, 06/24/19	2,530	2,366
Marfrig Overseas
9.500%, 05/04/20	1,855	1,874
MHP
10.250%, 04/29/15	1,365	1,283
8.250%, 04/02/20	3,450	2,346
Minerva Luxembourg
8.750%, 12/29/49(C)	2,000	1,920
7.750%, 01/31/23	265	260
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,633
Shearer's Foods
9.000%, 11/01/19(A)	625	681
Smithfield Foods
6.625%, 08/15/22	1,175	1,228
Sun Merger Sub
5.875%, 08/01/21(A)	600	612
CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

WhiteWave Foods
5.375%, 10/01/22	$175	$180

Total Food, Beverage & Tobacco		34,434

Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	100	101
Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	1,700	1,802

Footwear and Related Apparel [0.0%]
Wolverine World Wide
6.125%, 10/15/20	275	289

Gaming [0.1%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	809	858

Gold Mining [0.0%]
Banro
10.000%, 03/01/17	500	325

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	950	943
Omnicare Inc
5.000%, 12/01/24	125	128

Total Health Care		1,071

Home Decoration Products [0.0%]
RSI Home Products
6.875%, 03/01/18(A)	625	653

Hotels and Motels [0.1%]
Choice Hotels International
5.750%, 07/01/22	575	617
Hilton Worldwide Finance
5.625%, 10/15/21	700	731

Total Hotels and Motels		1,348

Industrial [0.2%]
Belden
5.500%, 09/01/22(A)	1,050	1,042
Unifrax I
7.500%, 02/15/19(A)	900	887

Total Industrial		1,929

Insurance [0.1%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,025	1,020
Hub Holdings
8.125%, 07/15/19(A)	875	866

Total Insurance		1,886

Internet Connectiv Svcs [0.2%]
Adria Bidco BV
7.875%, 11/15/20	2,000	2,559

Description	Face Amount (000)	Value (000)

Internet Security [0.0%]
VeriSign
4.625%, 05/01/23	$575	$563

Investment Banker/Broker Dealer [0.0%]
First Investment Finance BV
13.625%, 03/29/16(D)	200	182
Neuberger Berman Group
5.875%, 03/15/22(A)	400	421

Total Investment Banker/Broker Dealer		603

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	461	489
Milacron
7.750%, 02/15/21(A)	350	357

Total Mach Tools and Rel Products		846

Machinery-General Indust [0.2%]
Gardner Denver
6.875%, 08/15/21(A)	1,125	1,080
Honghua Group
7.450%, 09/25/19	950	546
Waterjet Holdings
7.625%, 02/01/20(A)	225	232
Zebra Technologies
7.250%, 10/15/22(A)	600	630

Total Machinery-General Indust		2,488

Manufacturing [0.0%]
Cleaver-Brooks
8.750%, 12/15/19(A)	675	710

Media - Non-Cable [0.1%]
Intelsat Jackson Holdings
6.625%, 12/15/22	1,275	1,310

Medical Products & Services [1.5%]
Biomet
6.500%, 08/01/20	1,150	1,231
Care UK Health & Social Care
5.557%, 07/15/19(C)	1,000	1,445
CHS
6.875%, 02/01/22	1,450	1,536
5.125%, 08/01/21	450	467
DJO Finance
7.750%, 04/15/18	1,150	1,116
HCA
7.500%, 02/15/22	1,625	1,857
6.500%, 02/15/20	450	504
5.875%, 03/15/22	800	876
5.875%, 05/01/23	825	869
5.250%, 04/15/25	725	758
5.000%, 03/15/24	1,325	1,361
HCA Holdings
7.750%, 05/15/21	1,325	1,411
IASIS Healthcare
8.375%, 05/15/19	1,200	1,260
LifePoint Hospitals
5.500%, 12/01/21	1,025	1,048
CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Teleflex
5.250%, 06/15/24(A)	$175	$175
Tenet Healthcare
8.125%, 04/01/22	1,275	1,425
4.500%, 04/01/21	850	852
4.375%, 10/01/21	925	918
United Surgical Partners International
9.000%, 04/01/20	1,050	1,127
Universal Hospital Services
7.625%, 08/15/20	650	559

Total Medical Products & Services		20,795

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	1,700	1,738

Medical-Outptnt/Home Med [0.0%]
Amsurg
5.625%, 07/15/22(A)	475	487

Metal-Copper [0.3%]
First Quantum Minerals
7.250%, 10/15/19	3,800	3,496

Metal-Iron [0.2%]
Ferrexpo Finance
7.875%, 04/07/16	2,315	1,760
Metalloinvest Finance
5.625%, 04/17/20	550	417

Total Metal-Iron		2,177

Metals & Mining [0.8%]
Consolidated Minerals
8.000%, 05/15/20	2,000	1,489
TiZir
9.000%, 09/28/17	4,000	3,160
Vedanta Resources
9.500%, 07/18/18	1,426	1,533
8.250%, 06/07/21	2,540	2,515
7.125%, 05/31/23	1,810	1,670
Wise Metals Group
8.750%, 12/15/18(A)	350	367

Total Metals & Mining		10,734

Mining Other [0.1%]
Uranium One Investments
6.250%, 12/13/18(I)(J)	2,150	1,591

Miscellaneous Business Services [0.1%]
CGG
6.875%, 01/15/22	600	456
Garda World Security
7.250%, 11/15/21(A)	1,225	1,213

Total Miscellaneous Business Services		1,669

Miscellaneous Manufacturing [0.3%]
Dana Gas Sukuk
9.000%, 10/31/17	2,000	1,800
Jasper Explorer
13.500%, 05/27/16(A)(I)(J)	5,500	550

Description	Face Amount (000)	Value (000)

Sistema via Sistema International Funding
6.950%, 05/17/19	$475	$328
TMK OAO Via TMK Capital
7.750%, 01/27/18	1,265	791
6.750%, 04/03/20	1,100	616

Total Miscellaneous Manufacturing		4,085

Multi-line Insurance [0.1%]
Onex York Acquisition
8.500%, 10/01/22(A)	650	650

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,161
5.500%, 12/01/24	550	551

Total Office Automation and Equip		1,712

Oil-Field Services [0.6%]
FTS International
6.250%, 05/01/22(A)	1,050	767
Hiland Partners
5.500%, 05/15/22(A)	375	330
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	2,460	2,066
Sea Trucks Group
9.000%, 03/26/18(A)	8,345	5,925

Total Oil-Field Services		9,088

Paper & Related Products [0.3%]
Bio Pappel
10.000%, 08/27/13(D)	2,325	2,304
Clearwater Paper
5.375%, 02/01/25(A)	1,300	1,281

Total Paper & Related Products		3,585

Petroleum & Fuel Products [5.9%]
Access Midstream Partners
4.875%, 03/15/24	825	837
Afren
11.500%, 02/01/16	600	510
6.625%, 12/09/20	2,685	1,504
Antero Resources
5.125%, 12/01/22(A)	550	518
Antero Resources Finance
6.000%, 12/01/20	775	773
5.375%, 11/01/21	475	460
Approach Resources
7.000%, 06/15/21	1,200	888
Atlas Pipeline Partners
4.750%, 11/15/21	500	475
Bass Drill
8.000%, 09/23/19	1,500	1,320
Blue Racer Midstream
6.125%, 11/15/22(A)	450	434
BreitBurn Energy Partners
7.875%, 04/15/22	1,025	792
California Resources
6.000%, 11/15/24(A)	875	739
5.500%, 09/15/21(A)	175	150
CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Carrizo Oil & Gas
7.500%, 09/15/20	$275	$264
7.500%, 09/15/20(A)	500	480
Chaparral Energy
9.875%, 10/01/20	500	340
7.625%, 11/15/22	1,000	655
Chesapeake Energy
6.875%, 11/15/20	850	914
5.750%, 03/15/23	650	669
5.375%, 06/15/21	500	500
Crestwood Midstream Partners
6.125%, 03/01/22	250	239
6.000%, 12/15/20	425	407
CVR Refining
6.500%, 11/01/22	200	190
Energy Transfer Equity
5.875%, 01/15/24	2,300	2,334
Energy XXI Gulf Coast
7.500%, 12/15/21	1,425	769
6.875%, 03/15/24(A)	175	94
EP Energy
9.375%, 05/01/20	250	252
Genel Energy Finance
7.500%, 05/14/19	4,200	3,528
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20	1,000	875
Gulf Keystone Petroleum
13.000%, 04/18/17	4,200	2,730
Gulfport Energy
7.750%, 11/01/20(A)	600	586
Holly Energy Partners
6.500%, 03/01/20	900	891
InterOil Exploration and Production
15.000%, 03/14/16(I)(J)	24,000	966
Kinder Morgan
5.625%, 11/15/23(A)	1,200	1,285
Kodiak Oil & Gas
5.500%, 01/15/21	375	376
5.500%, 02/01/22	350	351
Kuwait Energy
9.500%, 08/04/19	2,000	1,830
Laredo Petroleum
5.625%, 01/15/22	300	263
Legacy Reserves
6.625%, 12/01/21(A)	950	774
Linn Energy
8.625%, 04/15/20	275	239
7.750%, 02/01/21	250	211
6.500%, 05/15/19	275	235
6.500%, 09/15/21	275	223
6.250%, 11/01/19	425	359
Lone Pine Resources Canada
0.000%, 02/15/17 (H)(I)(J)	75	—
MarkWest Energy Partners
6.250%, 06/15/22	601	622
4.875%, 12/01/24	300	293
Metro Exploration Holding
10.000%, 02/15/15(D)(I)(J)	4,050	1,215

Description	Face Amount (000)	Value (000)

MIE Holdings
7.500%, 04/25/19	$1,050	$793
MIE Holdings, MTN
6.875%, 02/06/18	3,185	2,556
Northern Oil and Gas
8.000%, 06/01/20	1,275	966
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	3,995	3,416
Oasis Petroleum
6.875%, 03/15/22	150	137
6.500%, 11/01/21	850	774
Pacific Rubiales Energy
7.250%, 12/12/21	2,070	1,801
5.625%, 01/19/25(A)	2,261	1,735
5.625%, 01/19/25	4,286	3,290
5.375%, 01/26/19	670	577
5.125%, 03/28/23	1,110	874
Petrobras Global Finance BV
2.371%, 01/15/19(C)	500	444
Petrobras International Finance
5.875%, 03/01/18	100	98
Puma International Financing
6.750%, 02/01/21	5,185	5,024
QGOG Constellation
6.250%, 11/09/19	305	192
Range Resources
5.000%, 03/15/23	475	475
Regency Energy Partners
5.875%, 03/01/22	400	399
5.500%, 04/15/23	200	193
5.000%, 10/01/22	150	142
4.500%, 11/01/23	350	321
Rice Energy
6.250%, 05/01/22(A)	675	628
Rose Rock Midstream
5.625%, 07/15/22	625	584
Rosneft Oil via Rosneft International Finance
3.149%, 03/06/17	390	345
RSP Permian
6.625%, 10/01/22(A)	175	163
Sabine Pass Liquefaction
6.250%, 03/15/22	525	533
5.625%, 02/01/21	1,075	1,056
5.625%, 04/15/23	175	171
SandRidge Energy
8.125%, 10/15/22	975	614
7.500%, 03/15/21	325	208
Santa Maria Offshore
8.875%, 07/03/18(A)	3,800	3,610
Seven Energy, MTN
10.250%, 10/11/21	2,000	1,760
10.250%, 10/11/21(A)	800	736
SM Energy
5.000%, 01/15/24	200	173
Summit Midstream Holdings
5.500%, 08/15/22	425	404
Tesoro
5.125%, 04/01/24	600	596
CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Tesoro Logistics
6.250%, 10/15/22(A)	$125	$125
6.125%, 10/15/21	225	224
5.875%, 10/01/20	924	926
5.500%, 10/15/19(A)	50	50
Tullow Oil
6.250%, 04/15/22	755	612
6.000%, 11/01/20	735	617
W&T Offshore
8.500%, 06/15/19	725	475
Yingde Gases Investment
8.125%, 04/22/18	1,335	1,225
Zhaikmunai LLP
7.125%, 11/13/19	2,510	2,166

Total Petroleum & Fuel Products		77,567

Pharmacy Services [0.0%]
Catamaran
4.750%, 03/15/21	175	175
Omnicare
4.750%, 12/01/22	150	152

Total Pharmacy Services		327

Printing & Publishing [0.5%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,199
Multi-Color
6.125%, 12/01/22(A)	800	800
Mustang Merger
8.500%, 08/15/21(A)	850	807
Nielsen Finance
5.000%, 04/15/22(A)	275	276
4.500%, 10/01/20	1,475	1,482
Time
5.750%, 04/15/22(A)	700	677

Total Printing & Publishing		5,241

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	925	980
5.500%, 09/15/24(A)	50	50
5.125%, 10/15/19	175	179
4.875%, 09/15/21(A)	50	50

Total Publishing-Newspapers		1,259

Radio [0.4%]
Cumulus Media Holdings
7.750%, 05/01/19	1,050	1,061
Entercom Radio
10.500%, 12/01/19	600	651
Radio One
9.250%, 02/15/20(A)	900	783
Sirius XM Holdings
4.625%, 05/15/23(A)	1,425	1,333
Sirius XM Radio
6.000%, 07/15/24(A)	975	999

Description	Face Amount (000)	Value (000)

Townsquare Radio
9.000%, 04/01/19(A)	$975	$1,038

Total Radio		5,865

Real Estate Oper/Develop [2.7%]
Agile Property Holdings
8.875%, 04/28/17	730	708
Alpha Star Holding
4.970%, 04/09/19	2,500	2,245
Central China Real Estate
8.000%, 01/28/20	780	712
Central China Real Estate, MTN
6.500%, 06/04/18	950	862
China SCE Property Holdings
11.500%, 11/14/17	2,520	2,558
CIFI Holdings Group
12.250%, 04/15/18	1,815	1,965
8.875%, 01/27/19	670	667
Country Garden Holdings
7.500%, 01/10/23	2,135	2,018
7.250%, 04/04/21	695	658
Dar Al-Arkan International Sukuk II
10.750%, 02/18/15	2,000	2,010
Jababeka International BV
7.500%, 09/24/19	2,000	1,952
Kaisa Group Holdings
10.250%, 01/08/20	1,375	852
9.000%, 06/06/19	700	441
8.875%, 03/19/18	1,375	918
KWG Property Holding
13.250%, 03/22/17	600	638
8.975%, 01/14/19	1,400	1,334
Pakuwon Prima Pte
7.125%, 07/02/19	2,000	1,977
Shimao Property Holdings
6.625%, 01/14/20	1,260	1,223
Sukuk Funding No. 3
4.348%, 12/03/18	2,015	2,101
Sunac China Holdings
9.375%, 04/05/18	2,440	2,483
Times Property Holdings
12.625%, 03/21/19	1,370	1,409
Trillion Chance
8.500%, 01/10/19	2,065	1,927
Vingroup JSC
11.625%, 05/07/18	1,365	1,437
Yanlord Land Group
10.625%, 03/29/18	650	687
Yuzhou Properties
8.750%, 10/04/18	680	665
8.625%, 01/24/19	1,950	1,888

Total Real Estate Oper/Develop		36,335

Research and Development [0.2%]
Jaguar Holding I
9.375%, 10/15/17(A) (E)	1,625	1,661
CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Jaguar Holding II
9.500%, 12/01/19(A)	$650	$697

Total Research and Development		2,358

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,306
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,325

Total Resorts/Theme Parks		2,631

Retail [2.5%]
Academy
9.250%, 08/01/19(A)	1,050	1,103
BKW
6.000%, 04/01/22(A)	1,250	1,281
Edcon Holdings Pty
13.375%, 06/30/19	2,720	1,152
Edcon Pty
9.500%, 03/01/18	4,490	4,296
Ferrellgas
6.750%, 01/15/22	500	489
6.500%, 05/01/21	675	658
Grupo Famsa
7.250%, 06/01/20	2,500	2,300
6.125%, 01/28/15	2,867	2,867
Hillman Group
6.375%, 07/15/22(A)	925	888
Jo-Ann Stores
8.125%, 03/15/19(A)	1,200	1,116
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (E)	600	510
L Brands
5.625%, 10/15/23	700	756
Limited Brands
5.625%, 02/15/22	350	376
Michaels FinCo Holdings
7.500%, 08/01/18(A)	304	309
Michaels Stores
5.875%, 12/15/20(A)	950	960
Neiman Marcus Group
8.750%, 10/15/21(A)	900	954
8.000%, 10/15/21(A)	275	291
New Academy Finance
8.000%, 06/15/18(A) (E)	1,175	1,163
NPC International
10.500%, 01/15/20	1,075	1,115
Party City Holdings
8.875%, 08/01/20	900	961
PC Nextco Holdings
8.750%, 08/15/19	1,275	1,281
Petco Animal Supplies
9.250%, 12/01/18(A)	1,200	1,257
Petco Holdings
8.500%, 10/15/17(A) (E)	600	609
PVH
4.500%, 12/15/22	925	914
Sally Holdings
6.875%, 11/15/19	725	770

Description	Face Amount (000)	Value (000)

Stonegate Pub Financing
5.310%, 04/15/19(C)	$1,000	$1,543
Stretford 79
4.807%, 07/15/20(C)	1,000	1,224
Suburban Propane Partners
5.500%, 06/01/24	1,125	1,086

Total Retail		32,229

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	1,025	982

Semicon Compo-Intg Circu [0.1%]
NXP BV
5.750%, 02/15/21(A)	200	210
5.750%, 03/15/23(A)	200	210
3.750%, 06/01/18(A)	300	300

Total Semicon Compo-Intg Circu		720

Semi-Conductors [0.3%]
Advanced Micro Devices
7.500%, 08/15/22	475	427
7.000%, 07/01/24	450	381
Entegris
6.000%, 04/01/22(A)	1,025	1,038
Flextronics International
4.625%, 02/15/20	250	254
Freescale Semiconductor
6.000%, 01/15/22(A)	800	836
Magnachip Semiconductor
6.625%, 07/15/21	1,000	908
Sensata Technologies BV
5.625%, 11/01/24(A)	300	311

Total Semi-Conductors		4,155

Special Purpose Banks [0.1%]
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	1,000	840
Vnesheconombank Via VEB Finance
4.224%, 11/21/18	200	157

Total Special Purpose Banks		997

Steel & Steel Works [0.3%]
Metinvest BV
8.750%, 02/14/18	3,285	1,807
Metinvest BV, MTN
10.500%, 11/28/17	1,559	966
Steel Dynamics
5.500%, 10/01/24(A)	375	384
5.250%, 04/15/23	125	127
5.125%, 10/01/21(A)	225	229

Total Steel & Steel Works		3,513

Technology [0.2%]
Sophia
9.750%, 01/15/19(A)	1,050	1,121
Sophia Holding Finance
9.625%, 12/01/18(A)	500	502
CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Truven Health Analytics
10.625%, 06/01/20	$775	$756

Total Technology		2,379

Telecommunication Equip [0.1%]
CommScope
5.500%, 06/15/24(A)	525	517
CommScope Holding
6.625%, 06/01/20(A) (E)	1,350	1,391

Total Telecommunication Equip		1,908

Telephones & Telecommunications [4.5%]
Altice
7.750%, 05/15/22(A)	1,100	1,102
Banglalink Digital Communications
8.625%, 05/06/19	4,430	4,397
Bite Finance International BV, MTN
7.578%, 02/15/18(C)	1,710	1,867
Colombia Telecomunicaciones ESP
5.375%, 09/27/22	2,090	2,038
Comcel Trust
6.875%, 02/06/24	2,495	2,614
Digicel
7.000%, 02/15/20(A)	450	445
6.000%, 04/15/21	3,475	3,249
6.000%, 04/15/21(A)	400	374
Digicel Group
8.250%, 09/30/20	9,255	9,024
8.250%, 09/30/20(A)	1,375	1,334
7.125%, 04/01/22	2,080	1,934
Inmarsat Finance
4.875%, 05/15/22(A)	600	594
Intelsat Jackson Holdings
5.500%, 08/01/23	675	671
Intelsat Luxembourg
8.125%, 06/01/23	600	612
7.750%, 06/01/21	825	827
Level 3 Communications
5.750%, 12/01/22(A)	350	352
Level 3 Financing
8.125%, 07/01/19	900	956
7.000%, 06/01/20	650	685
MetroPCS Wireless
6.625%, 11/15/20	600	611
Millicom International Cellular
6.625%, 10/15/21	1,650	1,716
4.750%, 05/22/20	690	650
Sprint
7.875%, 09/15/23	1,725	1,703
Sprint Capital
6.875%, 11/15/28	1,500	1,320
Sprint Nextel
7.000%, 03/01/20(A)	600	648
6.000%, 11/15/22	1,100	1,012
Syniverse Holdings
9.125%, 01/15/19	1,600	1,672

Description	Face Amount (000)	Value (000)

Telefonica Celular del Paraguay
6.750%, 12/13/22	$1,550	$1,616
Telemar Norte Leste
5.500%, 10/23/20	2,000	1,850
Telemovil Finance
8.000%, 10/01/17	2,000	2,060
T-Mobile USA
6.836%, 04/28/23	925	955
6.731%, 04/28/22	125	129
6.633%, 04/28/21	125	128
6.625%, 04/01/23	1,450	1,485
6.500%, 01/15/24	575	589
6.125%, 01/15/22	275	279
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21	2,170	1,803
VimpelCom Holdings BV
7.504%, 03/01/22	2,430	1,968
5.950%, 02/13/23	1,800	1,367
Virgin Media Finance
6.375%, 04/15/23(A)	675	707
Vivacom, MTN
6.625%, 11/15/18	2,000	2,390

Total Telephones & Telecommunications		59,733

Textile-Apparel [0.1%]
Texhong Textile Group
6.500%, 01/18/19	775	730

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	625	622

Textile-Products [0.2%]
Golden Legacy PTE
9.000%, 04/24/19	3,010	2,829

Transactional Software [0.0%]
ACI Worldwide
6.375%, 08/15/20(A)	125	131

Transportation Services [1.7%]
Azerbaijan Railways Via Aquarius Investments
8.250%, 02/18/16	2,080	2,080
Brunswick Rail Finance
6.500%, 11/01/17	1,685	691
DTEK Finance
7.875%, 04/04/18	3,725	1,676
DTEK Finance BV
9.500%, 04/28/15	945	718
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	6,450	10,177
Far East Capital
8.750%, 05/02/20	1,190	488
8.000%, 05/02/18	1,880	771
Favor Sea
11.750%, 02/04/19	1,265	1,278
CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/20	$2,480	$2,443
NCL
5.250%, 11/15/19(A)	425	428
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	251
Ukraine Railways via Shortline
9.500%, 05/21/18(I)(J)	1,881	959

Total Transportation Services		21,960

Transport-Equip and Leasng [0.1%]
Jurassic Holdings III
6.875%, 02/15/21(A)	875	814

Utility [0.0%]
Suburban Propane Partners
7.375%, 08/01/21	275	288

Web Portals/ISP [0.2%]
Pacnet
9.000%, 12/12/18	2,500	2,787

X-Ray Equipment [0.0%]
Hologic
6.250%, 08/01/20	600	624

Total Corporate Bonds
(Cost $743,514)		674,442

Loan Participations [32.2%]
Aerospace [1.1%]
Air Canada, Term Loan B
5.500%, 09/26/19(G)	2,684	2,694
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18	393	345
American Airlines Inc, Exit Term Loan
3.750%, 06/27/19	2,316	2,288
BE Aerospace Inc, Term Loan B
4.000%, 11/19/21(G)	525	522
Dae Aviation Holdings, Second Lien Term Loan
7.750%, 08/05/19	1,325	1,285
Dae Aviation Holdings, Term Loan B1 - 2014
5.000%, 11/02/18	363	362
Dae Aviation Holdings, Term Loan B2 - 2014
5.000%, 11/02/18	165	164
LM U.S. (Landmark Aviation), Canadian Term Loan
4.750%, 10/25/19	14	14
LM U.S. (Landmark Aviation), Second Lien
0.040%, 10/26/20(F)	785	769
LM U.S. (Landmark Aviation), US Term Loan
4.750%, 10/25/19	345	342
Tasc Inc, Second Lien
12.000%, 05/23/21	360	364

Description	Face Amount (000)	Value (000)

Tasc Inc, Term Loan
6.500%, 05/23/20	$821	$799
TransDigm Inc., Term Loan C
3.750%, 02/28/20	1,233	1,209
TransDigm Inc., Term Loan D
3.750%, 06/04/21(G)	1,707	1,675
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19(G)	1,144	1,117
WP CPP Holdings, Second Lien
8.750%, 04/30/21	45	43
WP CPP Holdings, Term Loan
4.750%, 12/28/19	170	169
Wyle Services Corporation, Term Loan B
5.000%, 05/21/21	222	221

Total Aerospace		14,382

Automotive [0.5%]
Car Trawler, Term Loan
4.319%, 04/30/21(G)	3,000	3,617
Oasis Holdings
3.500%, 11/19/20	4,580	2,702

Total Automotive		6,319

Broadcasting [1.4%]
Clear Channel Communication, Term Loan B
3.810%, 01/29/16	1,872	1,850
Clear Channel Communication, Term Loan C
3.810%, 01/29/16	209	206
Clear Channel Communication, Term Loan D Extended
6.906%, 01/30/19(G)	7,143	6,720
Clear Channel Communication, Term Loan E
7.660%, 07/30/19	2,000	1,902
Cumulus Media, Term Loan B
4.250%, 12/23/20	1,651	1,599
Gray Television, Inc., Term Loan B
3.750%, 06/13/21(G)	1,589	1,561
Hubbard Broadcasting, Term Loan B
4.500%, 04/28/17	232	229
Media General Inc, Term Loan B
4.250%, 07/31/20(G)	627	620
Radio One, Term Loan
7.500%, 03/31/16	430	426
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	152	148
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20(G)	2,260	2,207
CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Univision Comm (fka Umbrella), TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	$1,333	$1,301

Total Broadcasting		18,769

Building Materials [0.1%]
Cemex
0.000%, 02/14/17(G)	1,469	1,462

Cable/Wireless Video [2.2%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,626	3,565
Cablevision Systems Corp, Term Loan B - 2013
2.656%, 04/17/20	1,284	1,254
Cequel Communications, LLC, Term Loan B 2012
3.500%, 02/10/19	1,130	1,111
Charter Comm Operating, LLC, Term Loan A1
2.160%, 04/22/18	451	450
Charter Comm Operating, LLC, Term Loan E
3.000%, 04/10/20	2,687	2,632
Charter Comm Operating, LLC, Term Loan G
4.250%, 09/12/21(G)	230	231
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	2,158	2,124
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21(G)	530	516
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 06/26/23	215	215
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	254	248
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,286	1,243
MCC Iowa (Broadband), Term Loan J
3.750%, 06/18/21	80	78
Primacom, Term Loan A
5.444%, 02/28/17(G)(H)(I)(J)	2,539	3,072
Quebecor Media, Term Loan B
3.250%, 08/17/20	1,587	1,521
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	838
Virgin Media Invst Hlds Ltd, Term Loan B
3.500%, 02/15/20(G)	3,295	3,231
Ziggo B.V., Term Loan B1
3.250%, 01/15/22(G)	2,589	2,513
Ziggo B.V., Term Loan B2
3.250%, 01/15/22(G)	1,668	1,619

Description	Face Amount (000)	Value (000)

Ziggo B.V., Term Loan B3
3.500%, 01/15/22(G)	$2,743	$2,663

Total Cable/Wireless Video		29,124

Chemicals [1.0%]
Axalta Coating Systems US Holdings, Term Loan B - 2014
3.750%, 02/01/20	320	311
Flint, Term Loan
0.000%, 05/03/21	3,000	2,906
Gemini HDPE LLC, Term Loan B
4.750%, 07/24/21	579	555
Huntsman International LLC, Term Loan C
2.460%, 06/30/16	14	13
Ineos Group Holdings PLC, Dollar Term Loans - 2018
3.750%, 04/27/18(G)	3,255	3,149
MacDermid Holdings, LLC, Tranche B Term Loan
4.000%, 06/05/20	345	338
Minerals Technologies Inc., Term Loan B
4.000%, 05/07/21(G)	1,471	1,452
Nexeo Solutions, Term Loan B
5.000%, 09/08/17	370	356
Perstorp Holding AB, Facility A (Mezzanine)
0.000%, 12/27/17(G)	2,000	2,227
Polymer Group inc, Term Loan B
5.250%, 12/19/19	645	634
Styrolution, Term Loan B-1
6.500%, 11/07/19	980	948

Total Chemicals		12,889

Consumer Non-Durables [0.2%]
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	335	334
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	269	260
Libbey Glass Inc., Term Loan B
3.750%, 04/09/21	249	245
Party City Holdings Inc., 2014 Replacement Term Loans
4.000%, 07/27/19	519	506
Revlon Consumer Products, Replacement Term Loan
3.250%, 11/20/17	250	247
Revlon Consumer Products, Term Loan
4.000%, 10/08/19	593	581
Sun Products, Term Loan B
5.500%, 03/23/20	3	3
Varsity Brands (Hercules Achievement), Term Loan B
0.000%, 12/10/21(G)	1,055	1,051
CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

WNA Holdings, Inc, Term Loan - USD Borrower
4.500%, 06/07/20	$71	$70
WNA Holdings, Inc, TL (PolarPak) - CAD Borrower
5.500%, 06/07/20	137	135

Total Consumer Non-Durables		3,432

Diversified Media [2.0%]
Affinion Group Inc., Second Lien
8.500%, 10/12/18	180	160
Affinion Group Inc., Term Loan B
6.750%, 10/08/16	427	399
ALM Media, LLC, Term Loan B
5.500%, 07/29/20	219	212
Block Communication, Term Loan B
5.750%, 10/29/21	180	178
Bureau Van Dijk
0.000%, 09/17/21(G)	1,000	1,552
Creative Artist Agency LLC, Term Loan B
0.000%, 12/10/21(G)	1,125	1,125
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	573	522
Emerald Expositions Holding, Inc., Term Loan B
4.750%, 06/17/20	293	287
EMI Music Publishing Limited, Term B1 Loan
3.750%, 03/05/18	305	299
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19(G)	3,739	3,715
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	4,926	4,931
Harland Clarke Holdings, Tranche B-2 TL
5.480%, 06/30/17	172	171
Hoyts Group Holdings, Term Loan
4.000%, 05/29/20	123	120
Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	168	167
Lions Gate Entertainment, Second Lien
5.000%, 07/19/20	300	297
Live Nation, Term Loan B
3.500%, 08/17/20	523	517
McGraw-Hill, Cov-Lite Term Loan
5.750%, 03/22/19	262	261
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/11/21	264	259

Description	Face Amount (000)	Value (000)

Merrill Corp, Term Loan
5.750%, 03/08/18	$399	$397
Quad/Graphics, Term Loan B
4.250%, 04/28/21	248	246
RentPath, Term Loan
0.000%, 12/10/21(G)	1,310	1,284
Rovi Solutions Corporation, Term Loan B
3.750%, 07/02/21	413	403
Tribune Company, Term Loan B - 2013
4.000%, 12/27/20	3,758	3,694
Village Roadshow Limited, Ultimates Facility Tranche A-2
4.750%, 11/21/17	709	706
Warner Music Group Corp., Term Loan - 2013
3.750%, 07/01/20	1,027	986
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	343
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	3,303	3,186

Total Diversified Media		26,417

Energy [1.7%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18	553	555
Atlas Energy, Term Loan B
6.500%, 07/31/19	563	546
Azure Midstream Holdings LLC, Term Loan B
6.500%, 11/15/18	318	283
BlackBrush Oil & Gas, L.P., Second Lien
8.750%, 07/21/21(I)(J)	365	296
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21	570	509
CITGO Petroleum Corp., Term Loan B
4.500%, 07/23/21	613	608
Drillships Financing Holding Inc., Term Loan B1
6.000%, 03/31/21	2,132	1,661
EMG Utica, Term Loan
4.750%, 03/27/20(G)	740	733
Energy Transfer Equity LP, Term Loan B
3.250%, 12/02/19	4,555	4,379
EP Energy (aka Everest Acquisition), Term Loan B-2
4.500%, 04/26/19	203	194
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	734	695
CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21	$641	$504
Glenn Pool Oil, Term Loan
4.500%, 05/02/16	523	518
Granite Acquisition, Inc. (Wheelabrator), Term Loan B
0.000%, 10/15/21(G)	201	202
Granite Acquisition, Inc. (Wheelabrator), Term Loan C
0.000%, 10/15/21(G)	9	9
Harvey Gulf Int'l Marine, Term Loan B
5.500%, 06/18/20	1,324	1,059
KCA Deutag, Term Loan
6.250%, 05/15/20	214	149
Magnum Hunter Resources Corp, Second Lien
8.500%, 10/17/19(G)	125	122
MEG Energy Corp, Term Loan B - 2013
3.750%, 03/31/20(G)	352	335
New World Resources
4.081%, 10/07/16 (G)(H)(I)(J)	300	363
Obsidian Natural Gas Trust
7.000%, 11/02/15	460	453
Osum Production Corp., Term Loan B
6.500%, 07/31/20(I)(J)	1,736	1,389
Pacific Drilling, Term Loan B
4.500%, 05/18/18	350	287
Paradigm, Term C Loan
4.750%, 07/24/19	185	172
Petroleum Geo-Services, Term Loan B
3.250%, 03/19/21	799	667
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	359	336
Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	1,379	1,066
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20	37	30
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20	14	11
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	269	213
Southcross Holdings Borrower LP, Term Loan B
6.000%, 07/29/21	179	159
Templar Energy LLC, Second Lien
8.000%, 11/25/20	4,225	3,025
Templar Energy LLC, Second Lien - 2014
8.500%, 11/25/20	120	86

Description	Face Amount (000)	Value (000)

Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17	$566	$458
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19	495	369
Western Refining, Term Loan B
4.250%, 11/12/20	718	696

Total Energy		23,137

Financial [0.4%]
Alliant Holdings Inc., Term Loan
4.250%, 12/07/19	291	286
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	381	376
Clipper Acquisitions (aka TCW), Term Loan
3.000%, 12/20/19	222	213
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	348	341
Delos, Term Loan B
3.500%, 03/06/21	370	366
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	248	242
Hub International Holdings, Initial Term Loan
4.250%, 10/02/20	350	338
Ion Trading Technologies, Term Loan
4.500%, 06/04/21(G)	2,000	2,407
iStar Financial Inc., Term Loan A-2 - 2012
7.000%, 03/19/17	133	138
RCS Capital Corporation, Term Loan
6.500%, 04/29/19	517	479
Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	448	437
Victory Capital Management, Term Loan B
7.000%, 10/31/21	281	277

Total Financial		5,900

Food and Drug [0.5%]
Albertsons, LLC, Term Loan B-2
4.750%, 03/21/19	1,591	1,579
Albertsons, LLC, Term Loan B-3
4.000%, 08/09/19	320	318
Albertsons, LLC, Term Loan B-4
4.500%, 08/25/21	125	125
Dunkin' Brands, Term B3
3.250%, 02/14/20	903	877
New Albertsons's, Inc., Term Loan
4.750%, 06/27/21	549	538
CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	$1,085	$1,087
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	439
Rite Aid Corporation, Tranche 7 Term Loan
3.500%, 02/21/20	329	327
Stater Bros. Markets, Term Loan B
4.750%, 05/12/21	284	280
Supervalu Inc., Term Loan B - 2013
4.500%, 03/21/19	774	759

Total Food and Drug		6,329

Food/Tobacco [0.9%]
Burger King (1011778 B.C. / New Red), Term Loan B
4.500%, 09/25/21	1,525	1,519
Deoleo, Term Loan
4.500%, 06/02/21	3,000	3,365
HJ Heinz, Term Loan B1
3.250%, 06/07/19	2,521	2,493
HJ Heinz, Term Loan B2
3.500%, 06/05/20	2,018	2,003
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	291	284
Landry's Inc., Term Loan B
4.000%, 04/19/18(G)	942	934
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	289	287
United Biscuits
0.000%, 12/10/21(G)	1,000	1,554

Total Food/Tobacco		12,439

Forest Prod/Containers [0.8%]
Anchor Glass Container Corporation, Term Loan B
4.250%, 05/14/21	330	326
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	995	974
Berry Plastics Corp., Cov-Lite Term Loan E
3.750%, 01/06/21(G)	2,195	2,132
Berry Plastics Corp., Term Loan D
3.500%, 02/08/20	2,854	2,756
Caraustar Industries, Inc., Term Loan
7.500%, 05/01/19	141	140
CD&R Millennium LLC (Mauser), Second Lien
8.250%, 07/31/22	150	146
NewPage Corporation, Term Loan B
9.500%, 02/11/21	500	474

Description	Face Amount (000)	Value (000)

Oak Tea Inc.
0.000%, 07/02/21(G)	$2,000	$2,407
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18(G)	1,904	1,866

Total Forest Prod/Containers		11,221

Gaming/Leisure [2.4%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	514	508
Aristocrat (Video Gaming Tech), Term Loan B
4.750%, 09/29/21(G)	1,890	1,852
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	397	390
Boyd Gaming Corp, Term Loan B
4.000%, 08/14/20	192	187
Caesars Entertainment Op Co Inc, Prop Co Term Loan
7.000%, 10/11/20	1,405	1,307
Caesars Entertainment Op Co Inc, Term Loan B-4
10.750%, 01/28/15	116	102
Caesars Entertainment Op Co Inc, Term Loan B-6 Extended
6.985%, 01/28/18	5,092	4,441
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	751	649
CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	1,788	1,760
Clubcorp Club Operations, Term Loan B - 2013
4.500%, 07/24/20(G)	1,070	1,052
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,398	1,386
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	150	149
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	936	915
Global Cash Access, Term Loan B
0.000%, 11/25/20(G)	405	395
Golden Nugget, Inc., Delay Draw
5.500%, 11/21/19	67	66
Golden Nugget, Inc., Term Loan B
5.500%, 11/21/19	156	154
Great Wolf Resorts, Term Loan
4.500%, 08/06/20	406	402
Hilton Worldwide Finance, LLC., Term Loan B-1
3.500%, 10/26/20(G)	7,500	7,403
CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

La Quinta Intermediate Holdings, Term Loan B
4.000%, 04/14/21	$596	$587
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	223	214
NCL Corp Ltd, Term Loan B
4.000%, 11/05/21	175	175
Parques, Term Loan
5.071%, 03/26/19	3,000	3,613
Pinnacle Entertainment, Term Loan B-2
3.750%, 08/13/20(G)	—	—
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	188	184
RHP Hotel Properties, LP, Term Loan B
3.750%, 01/15/21	751	749
Scientific Games Inc., Term Loan B
4.250%, 10/18/20	2,919	2,873
Shingle Springs Tribal, Term Loan B
6.250%, 08/29/19	154	154

Total Gaming/Leisure		31,667

Healthcare [2.5%]
Aenova
0.050%, 07/10/20(G)	1,000	1,201
Allscripts Healthcare Solutions Inc, Term Loan A1
2.900%, 06/28/18	450	449
Amdipharm Mercury Ltd.
0.000%, 11/07/19	2,000	3,103
AmSurg Corp, Term Loan B
3.750%, 07/16/21	120	119
Auris Luxembourg III SA, Term Loan B
0.000%, 12/10/21(G)	165	164
Capella Healthcare, Inc., Term Loan
0.000%, 12/16/21(G)	295	292
Carestream Health Holdings, Inc., Term Loan
5.000%, 06/05/19	1,261	1,253
Catalent Pharma, Term Loan
4.500%, 05/07/21(G)	1,000	1,209
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	359	353
Community Health Systems, Inc., 2021 Term D Loan
4.250%, 01/27/21	423	421
Community Health Systems, Inc., Term Loan A - 2019
2.730%, 01/25/19	3,800	3,753
ConvaTec Healthcare, Term Loan B
4.000%, 12/30/16	430	428

Description	Face Amount (000)	Value (000)

DPX Holdings B.V., Term Loan B
4.250%, 03/11/21	$1,781	$1,725
Envision Acquisition Company, LLC , First Lien Term Loan
5.750%, 11/04/20	168	167
Gesundheits
4.750%, 07/25/21(G)	1,000	1,209
Grifols, Inc, Term Loan B
3.156%, 02/27/21	2,172	2,139
Halyard Health, Inc., Term Loan B
4.000%, 10/01/21	365	364
Hologic Inc., Term Loan B - Refi
3.250%, 08/01/19	237	235
Iasis Healthcare Corporation, Term Loan B - 2013
4.500%, 05/03/18	262	259
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	172	167
inVentiv Health, Inc., Term B-4 Loan
7.750%, 05/15/18	475	472
LGC Science Holdings, Term Loan
4.099%, 03/12/21(G)	3,000	3,612
MultiPlan Inc, Term Loan
4.000%, 03/31/21(C)	783	760
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/22/20	1,566	1,539
Par Pharmaceuticals, Term B-2 Loan
4.000%, 09/30/19	977	949
PharMedium Healthcare Corporation, First Lien Term Loan
4.250%, 01/28/21	117	113
Regional Care (aka RCHP, Inc.), First Lien Term Loan
6.000%, 04/23/19	1,209	1,197
Royalty Pharma (aka RPI), Term Loan B-4
0.000%, 11/09/20(G)	300	299
Salix Pharmaceuticals, Ltd., Term Loan
4.250%, 01/02/20	1,122	1,106
Siemens Audiology Solutions
0.000%, 12/10/21(G)	1,000	1,214
Valeant Pharmaceuticals International, Series C-2 TLB
3.500%, 12/11/19(G)	621	615
Valeant Pharmaceuticals International, Series D-2 TLB
3.750%, 02/13/19	309	306
CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Valeant Pharmaceuticals International, Series E Tranche B Term Loan
3.500%, 06/26/20	$2,616	$2,588

Total Healthcare		33,780

Housing [0.2%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	826	799
Continental Building Products LLC, First Lien Term Loan
4.000%, 08/28/20	450	441
CPG International, Term Loan B
4.750%, 09/30/20	222	219
DTZ US Borrower LLC, Term Loan
0.000%, 10/28/21	207	206
QUIKRETE Holdings, Inc., First Lien Term Loan
4.000%, 09/28/20	269	265
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	314	307

Total Housing		2,237

Industrials [0.3%]
AHT Cooling Systems, First Lien
0.043%, 11/01/20(G)	1,000	1,205
Delachaux
0.000%, 09/25/21(G)	500	779
Interpipe Ukraine
4.273%, 03/06/15(I)(J)	3,624	1,631

Total Industrials		3,615

Information Technology [2.0%]
Aricent Technologies, Term Loan
5.500%, 04/14/21	428	426
Arris Group, Inc., Term Loan B
3.250%, 04/17/20	574	565
Avago Technologies Finance, Term Loan B
3.750%, 05/06/21(G)	2,826	2,813
Avaya Inc., Term B3 Extended
4.670%, 10/26/17	1,244	1,191
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	1,378	1,355
Blackboard Inc, Term Loan B3
4.750%, 10/04/18	636	628
CDW LLC, Term Loan
3.250%, 04/29/20	1,187	1,149
CompuCom Systems, Inc., Term Loan B
4.250%, 05/07/20	138	132
Dell Inc, Term Loan B
4.500%, 04/29/20(G)	3,356	3,346
Dell Inc, Term Loan C
3.750%, 10/29/18	683	680

Description	Face Amount (000)	Value (000)

Fidji Luxembourg (BC3) S.Ã r.l., Term Loan
6.250%, 12/24/20	$274	$273
Freescale Semiconductor, Tranche B4 Term Loan
4.250%, 02/28/20	3,369	3,282
Infor (US) , Term Loan B-3
3.750%, 06/03/20	188	182
Infor (US), Term Loan B-5
3.750%, 06/03/20	888	860
Internap Network Services, Term Loan
6.000%, 11/26/19	312	309
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	254	249
Microsemi Corporation, Term Loan B-1
3.250%, 02/19/20	295	289
Nuance Communications, Term Loan
2.910%, 08/07/19	187	181
On Semiconductor Corp, Term Loan
1.980%, 01/02/18	508	485
Presidio, Inc., Term Loan - 2014
5.000%, 03/31/17(G)	162	162
Sophia LP, Term Loan B-1
4.000%, 07/19/18	477	471
Southern Graphics Inc., Term Loan - 2013
4.250%, 10/17/19	206	203
Spansion LLC, Term Loan B
3.750%, 12/19/19(G)	152	150
Technicolor, Term Loan
5.500%, 07/11/20	3,900	3,890
The Active Network, Inc., First Lien Term Loan
5.500%, 11/13/20	109	106
Triple Point Group Holdings, Inc., Term Loan B
5.250%, 07/10/20	188	171
Vertafore, Inc., Term Loan - 2013
4.250%, 10/03/19	275	271
Zebra Technologies Corp, Term Loan B
4.750%, 09/30/21(G)	3,585	3,599

Total Information Technology		27,418

Manufacturing [0.5%]
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	659	651
Boomerang Tube, Term Loan B
11.750%, 10/11/17(I)(J)	213	183
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/26/20	1,988	1,910
CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Doosan Infracore, Term Loan B
4.500%, 05/14/21	$464	$460
Generac Power Systems Inc, Term Loan B
3.250%, 06/22/18	197	191
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	294	290
Otter Products, LLC, Term Loan B
5.750%, 06/03/20	154	152
Signode Industrial Group US Inc., Term Loan B
4.000%, 05/01/21(G)	1,432	1,369
Southwire Company, Term Loan B
3.250%, 02/10/21	342	329
Utex Industries, First Lien Term Loan
5.000%, 05/14/21	1,323	1,211

Total Manufacturing		6,746

Media [0.2%]
Tyrol Acquisition 2 SAS, Facility A-2
0.000%, 01/29/16(G)	2,000	2,383

Metals/Minerals [0.5%]
Arch Coal, Inc., Term Loan B
6.250%, 05/16/18(G)	1	1
Atkore International, Inc., Term Loan
4.500%, 04/09/21	358	350
Atlas Iron Limited, Term Loan
8.750%, 12/10/17	117	100
Fortescue Metals Group (FMG), Cov-Lite Term Loan
3.750%, 06/28/19(G)	6,274	5,684
Murray Energy, Term Loan
5.250%, 12/05/19	491	472
Novelis Inc., Term Loan - 2013
3.750%, 03/10/17(G)	—	—
Peabody Energy Corp, Term Loan B
4.250%, 09/24/20	518	466

Total Metals/Minerals		7,073

Retail [1.5%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	1,000	984
Capital Automotive LP, Second Lien
6.000%, 04/30/20(G)	1,530	1,522
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,680	1,642

Description	Face Amount (000)	Value (000)

CWGS Group, LLC, Term Loan
5.750%, 02/20/20	$477	$476
HMK Intermediate Hldg (Sleepys), Term Loan
5.000%, 03/30/19	334	324
Hudson's Bay Company, Term Loan B
4.750%, 11/04/20	171	170
J Crew Group Inc, Term Loan B
4.000%, 03/05/21	815	766
JC Penney, Term Loan B
6.000%, 05/21/18	2,731	2,674
Jo-Ann Stores, Inc., Initial Loans
4.000%, 03/16/18	623	603
Lands End, Inc., Term Loan B
4.250%, 04/04/21(G)	962	951
Michaels Stores, Term Loan B
3.750%, 01/28/20	355	347
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20(G)	4,120	4,021
Petco Animal Supplies Inc, Term Loan B - 2013
4.000%, 11/24/17	372	368
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18(G)	2,197	2,109
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	1,393	1,327
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	280	276
Toys R Us-Delaware, Inc., Term Loan
6.000%, 09/01/16	968	888
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	139	104
Toys R Us-Delaware, Inc., Term Loan B4
9.750%, 04/09/20	565	519

Total Retail		20,071

Service [3.1%]
4L Technologies Inc., Term Loan B
4.500%, 05/08/20(G)	125	121
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19(G)	1,126	1,091
AI Avocado BV
0.043%, 10/08/21	1,000	1,209
Asurion Corporation, Incremental Term Loan B-2
4.250%, 07/08/20	1,261	1,217
Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	3,688	3,634
CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Asurion Corporation, Second Lien
8.500%, 03/03/21	$1,800	$1,783
Asurion Corporation, Term Loan B3
3.750%, 03/03/17	150	148
Callcredit Information Group, 1st Lien
5.206%, 02/12/21(G)	3,000	4,576
DigitalGlobe Inc., Term Loan B
3.750%, 01/31/20	535	530
Dorna Sports, Term Loan
4.305%, 04/30/21(G)	2,000	2,419
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), Delayed Draw Term Loan
0.000%, 10/28/21(G)	123	123
Environmental Resources, Term Loan
0.000%, 05/09/22	2,000	1,930
0.000%, 05/07/21(G)	2,000	1,950
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	555	533
Evertec Group, LLC, Term Loan B
3.500%, 04/17/20	192	188
First Data Corporation, 2018 New Dollar Term Loan
3.667%, 03/23/18	4,425	4,334
First Data Corporation, 2018B Second New Term Loan
3.667%, 09/24/18	805	786
First Data Corporation, 2021 Extended Dollar Term Loan
4.170%, 03/24/21	1,745	1,717
Interactive Data Corporation, Term Loan B - 2014
4.750%, 05/02/21	1,468	1,455
iQor US Inc., Term Loan B
6.000%, 04/01/21	1,053	969
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,568
Open Text (GXS Group), Term Loan
3.250%, 01/16/21(G)	—	—
PrePaid Legal Services, Inc., Term Loan B
6.250%, 07/01/19(G)	164	162
Redtop Acquisitions Limited, First Lien Term Loan
4.500%, 12/03/20	310	307
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	189	187
Securitas Direct, Term Loan
3.769%, 08/30/19(G)	3,000	3,800
Sedgwick, Inc., First Lien Term Loan
3.750%, 03/01/21(G)	1,498	1,453

Description	Face Amount (000)	Value (000)

Sedgwick, Inc., Second Lien
6.750%, 02/28/22	$260	$244
Spin Holdco (Coinmach), Term Loan B
5.500%, 11/14/19	109	107
STG-Fairway Acq. - First Advantage, Term Loan B
6.250%, 02/28/19	285	280
Weight Watchers International Inc, Term Loan B-2
4.000%, 04/02/20	85	65

Total Service		40,886

Sovereign [0.5%]
Arab Republic of Egypt
4.479%, 01/04/21(F)(I)(J)	3,205	2,828
Tanzania Term Loan
6.130%, 03/03/20	4,000	3,990

Total Sovereign		6,818

Telecommunications [2.2%]
Cable & Wireless Communications PLC (Sable), Term Loan
0.000%, 11/25/16(G)	805	801
Cable & Wireless Communications PLC (Sable), Term Loan Unsecured
0.000%, 11/25/16(G)	810	806
Cincinnati Bell Inc., Term Loan B - 2013
4.000%, 09/10/20	526	520
4.000%, 09/10/20(G)	1,066	1,053
Datapipe, Term Loan B
5.250%, 03/15/19	108	104
Eircom Finco, Term Loan
4.589%, 09/30/19(G)	3,002	3,433
Frontier Communications, Term Loan A
3.040%, 10/14/16	4,000	3,920
Integra Telecom, Term B Loan
5.250%, 02/22/19(G)	407	395
Level 3 Communications, Term Loan B - 2020
4.000%, 01/15/20	3,850	3,816
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	1,015	1,007
Level 3 Communications, Term Loan B5 (2022 TL)
4.500%, 01/31/22	120	120
LTS Buyer LLC (Light Tower), Term Loan
4.000%, 04/13/20	1,006	983
Numericable U.S. LLC, Term Loan B-1
4.500%, 05/21/20(G)	5,067	5,034
CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Numericable U.S. LLC, Term Loan B-2
4.500%, 05/21/20(G)	$1,788	$1,777
Telenet Communications, Term Loan
3.569%, 06/30/23(G)	1,000	1,201
Telx Group, Term Loan B (2014)
4.500%, 04/09/20	567	550
WestCorp, Term Loan B-10
3.250%, 06/30/18	439	430
Zayo Group LLC, Term Loan B - 2012
4.000%, 07/02/19	3,299	3,259

Total Telecommunications		29,209

Textile & Apparel Mfg. [0.1%]
Vivarte
0.000%, 10/29/19(G)	1,000	1,059

Transportation [2.0%]
Allison Transmission Inc, Term Loan B3 (2013)
3.750%, 08/23/19	1,297	1,281
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	1,486	1,469
Chrysler Group
4.250%, 05/24/17(G)	1,000	993
Commercial Barge Line Company, Term Loan B
7.500%, 09/22/19	295	293
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	284	278
Dubai World(G)
0.000%, 09/30/18(I)(J)	16,524	13,429
0.000%, 09/30/15	4,401	4,225
FleetPride, Term Loan B
5.250%, 11/15/19	211	206
Key Safety Systems, Inc, First Lien Term Loan
4.750%, 07/25/21	185	183
MPG Holdco (Metaldyne), Term Loan B
4.500%, 10/08/21	526	523
Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18	350	343
Remy International, Term Loan - 2013
4.250%, 03/05/20(G)	—	—
Schaeffler Finance BV, Term Loan E
4.250%, 05/15/20	1,170	1,168
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	222	217
Travelport, Term Loan B
6.000%, 09/02/21	380	379

Description	Face Amount (000)	Value (000)

U.S. Shipping Corp, Term Loan B
5.500%, 04/11/18	$205	$201
Visteon Corporation, Term Loan B
3.500%, 04/09/21	532	523
Wabash National Corporation, Term Loan
4.500%, 05/08/19	143	143

Total Transportation		25,854

Utility [0.9%]
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20	725	667
Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	148	142
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	1,088	1,047
Calpine, Term Loan B3
4.000%, 09/27/19	1,561	1,538
Calpine, Term Loan B4
4.000%, 10/31/20	834	820
EFS Cogen Holdings I LLC, Term Loan
3.750%, 12/17/20	451	444
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	1,563	1,532
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	108
ExGen Renewables I, LLC, Term Loan
5.250%, 02/06/21	375	375
Green Energy Partners / Stonewall LLC, Term Loan B-1
6.500%, 11/12/21	205	204
La Frontera Generation LLC, Term Loan B
4.500%, 09/30/20(G)	1,489	1,463
Panda Temple Power II, LLC, Term Loan
7.250%, 04/03/19	150	146
Power Buyer, LLC, Delay Draw
4.250%, 05/06/20(G)	65	64
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	174
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	523	508
Terra-Gen Finance Company, LLC, Term Loan B
0.000%, 11/26/21(G)	325	320
Texas Competitive Electric, Extended Term Loan
4.648%, 10/10/17(G)	1,185	765
CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	$915	$823
Viva Alamo LLC, Term Loan B
5.250%, 02/22/21	463	454

Total Utility		11,594

Wireless Communications [0.5%]
Aircell Business Aviation Services LLC (GOGO), Term Loan - B-2
7.500%, 03/21/18(G)	229	220
Aircell Business Aviation Services LLC (GOGO), Term Loan B
11.250%, 06/21/17	1,972	2,012
Crown Castle Int'l, Extended Increm Tranche B2
3.000%, 01/31/21(G)	1,840	1,807
nTelos, Term Loan B
5.750%, 11/09/19	930	809
SBA Senior Finance, Tranche B-1 Term Loan
3.250%, 03/24/21	647	632
Syniverse Technologies, Inc., Old Term Loan B
4.000%, 04/23/19	775	751
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	887	860

Total Wireless Communications		7,091

Total Loan Participations
(Cost $447,103)		429,321

Life Settlement Contracts [10.3%](H)(I)(J)
American General Life #460L,
Acquired 05/30/2014*	303	323
American General Life #508L,
Acquired 05/30/2014*	2,595	1,973
American General Life #634L,
Acquired 05/30/2014*	530	530
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	10,507
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	3,630
AXA Equitable Life #1600,
Acquired 05/30/2014*	1,436	1,504
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,236
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	264
AXA Equitable Life #4496,
Acquired 11/04/2013*	115	647
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,088
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	2,015
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,269
AXA Equitable Life #8538,

Description	Face Amount (000)	Value (000)

Acquired 11/04/2013*	$1,333	$2,277
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	229
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,542
ING #3394,
Acquired 05/30/2014*	3,687	3,626
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	2,937
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,144
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,465
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,498
John Hancock #0430,
Acquired 05/30/2014*	2,418	2,878
John Hancock #0801,
Acquired 05/30/2014*	1,564	1,770
John Hancock #1929,
Acquired 05/30/2014*	3,813	4,339
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,446
John Hancock #5072,
Acquired 05/30/2014*	1,409	1,557
John Hancock #5080,
Acquired 11/19/2013*	313	1,647
John Hancock #5885,
Acquired 05/30/2014*	894	938
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,278
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,054
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	3,706
Lincoln National #4654,
Acquired 05/30/2014*	721	568
Lincoln National #9239,
Acquired 05/30/2014*	2,181	2,221
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	3,545
Mass Mutual #5167,
Acquired 05/30/2014*	63	556
Mass Mutual #5681,
Acquired 11/05/2013*	288	1,225
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,567
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,300
Met Life #8MLU,
Acquired 05/30/2014*	1,413	3,726
NY Life & Annuity #4757,
Acquired 05/30/2014*	3,159	3,599
NY Life Insurance #5673,
Acquired 05/30/2014*	3,334	3,876
Pacific Life #7850,
Acquired 05/30/2014*	550	514
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,233
Phoenix Life #5555,
CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Acquired 05/30/2014*	$3,946	$4,504
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	3,443
Phoenix Life #8499,
Acquired 05/30/2014*	756	382
Phoenix Life #8509,
Acquired 05/30/2014*	761	382
Principal Financial #6653,
Acquired 10/30/2013*	306	687
Security Mutual Life #5380,
Acquired 10/30/2013*	410	925
Transamerica #0152,
Acquired 10/28/2013*	2,916	6,570
Transamerica #1708,
Acquired 10/28/2013*	957	2,882
Transamerica #2275,
Acquired 10/28/2013*	6,242	15,882
Transamerica #3426,
Acquired 11/12/2013*	275	604
Transamerica #8205,
Acquired 10/28/2013*	714	1,053
Union Central Life #4500,
Acquired 10/30/2013*	790	3,385

Total Life Settlement Contracts
(Cost $94,786)		137,946

Sovereign Debt [1.5%]
Bosnia & Herzegovina Government International Bond
1.095%, 12/11/17(C)	1,865	1,980
Egyptian Paris Club
2.779%, 01/01/21(F)(I)(J)	208	188
Ghana Government Bond
14.250%, 07/25/16	1,489	404
Islamic Republic of Pakistan
7.125%, 03/31/16	2,000	2,030
Kenya Government International Bond
5.875%, 06/24/19	750	759
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	3,000	2,926
Pakistan Government International Bond
6.750%, 12/03/19	2,000	1,960
Republic of Angola
6.600%, 12/06/20	7,000	6,983
Republic of Belarus
8.750%, 08/03/15	2,000	1,883
Venezuela Government International Bond
7.000%, 03/31/38	3,000	1,227

Total Sovereign Debt
(Cost $21,645)		20,340

Description	Face Amount (000)	Value (000)

Closed-End Fund [1.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund *(I)(J)	1,476,378	$15,015

Total Closed-End Fund
(Cost $15,000)		15,015

Asset-Backed Securities [1.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(H)(I)(J)	$7,703	7,255
Start CLO, Ser 2011-7A, Cl A
15.232%, 06/09/16(A) (C)	7,000	7,114

Total Asset-Backed Securities
(Cost $14,857)		14,369

Convertible Bonds [1.0%]
Coal Mining [0.0%]
Enercoal Resources Pte
6.000%, 04/07/18	200	36

Food, Beverage & Tobacco [0.1%]
CEDC Finance International
10.000%, 04/30/18	1,523	1,142

Gold Mining [0.1%]
Petropavlovsk 2010
4.000%, 02/18/15	800	699

Medical Products & Services [0.0%]
Bio City Development B.V
8.000%, 07/06/18(I)(J)	1,000	850

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 02/15/16(I)(J)	1,500	300

Metals & Mining [0.1%]
Vedanta Resources Jersey
5.500%, 07/13/16	1,000	968

Miscellaneous Business Services [0.3%]
DP World
1.750%, 06/19/24	3,800	4,039

Miscellaneous Manufacturing [0.2%]
TMK Bonds
5.250%, 02/11/15	2,500	2,262

Petroleum & Fuel Products [0.2%]
Lukoil International Finance BV
2.625%, 06/16/15	1,000	949
Salamander Energy
5.000%, 03/30/15	2,000	1,980

Total Petroleum & Fuel Products		2,929

Power Conv/Supply Equip [0.0%]
Suzlon Energy
5.750%, 01/16/16(D)	452	393

Total Convertible Bonds
(Cost $15,587)		13,618
CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Shares	Value (000)
	Number of Warrants
Warrants [0.4%]
Central Bank of Nigeria,
Expires 11/15/20*	33,250	$4,788
Gulf Keystone Petro,
Expires 04/18/17*	661,000	99

Total Warrants
(Cost $5,896)		4,887

Common Stock [0.1%]
Energy [0.0%]
Aventine Renewable Energy Holdings *(I)(J)	3,836	44
Lone Pine Resource (H)(I)(J) *	9,355	—
Lone Pine Resource A (H)(I)(J) *	9,355	9

Total Energy		53

Metals & Mining [0.1%]
New World Resources, Cl A *	44,276,198	845

Services [0.0%]
A'Ayan Leasing *	1,113,750	171

Total Common Stock
(Cost $1,782)		1,069

Mortgage-Backed Securities [0.1%]
Russian Mortgage Backed Security
1.152%, 05/15/34(I)(J)	$853	835
Sealane Trade Finance, Ser 2011-1X, Cl A
14.235%, 02/12/16(C)	1,000	997

Total Mortgage-Backed Securities
(Cost $1,816)		1,832

Short-Term Investments [3.4%]
City National Rochdale Government Money Market Fund, 0.010%**‡	4,310	4
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	45,346,484	45,347

Total Short-Term Investments
(Cost $45,351)		45,351

Total Investments [101.7%]
(Cost $1,407,337)†		$1,358,190

Percentages are based on Net Assets of $1,335,449 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,407,337 (000), and the unrealized appreciation and depreciation were $51,123 (000) and $100,270 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2014, the value of these securities amounted to $154,530 (000), representing 11.6% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2014.
(D)	Step Bond — The rate reported is the rate in effect on December 31, 2014. The coupon on a step bond changes on a specific date.
(E)	Payment in Kind.
(F)	Rate shown is the effective yield at time of purchase.
(G)	Unsettled bank loan.
(H)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2014 was $148,645 (000) and represented 11.1% of net assets of the Fund.

(I)	Security is considered restricted. The total market value of such securities as of December 31, 2014 was $195,368 (000) and represented 14.6% of Net Assets of the Fund.
(J)	Security is considered illiquid. The total market value of such securities as of December 31, 2014 was $195,368 (000) and represented 14.6% of Net Assets of the Fund.

CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
EUR — Euro
GBP — British Pound Sterling
LLC — Limited Liability Corporation
LP — Limited Partnership
MTN — Medium Term Note
NOK — Norwegian Krone
NY — New York
PIK — Payment-in Kind
PLC — Public Limited Company
Ser — Series
SPE — Special Purpose Entity
USD — United School District
Amounts designated as "—" are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Maturity Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
1/12/15	CHF	2,299	USD	2,570	$257
1/23/15	USD	768	EUR	626	(11)
1/23/15-1/30/15	EUR	69,954	USD	87,374	2,699
1/23/15-1/30/15	GBP	21,867	USD	34,221	147
4/30/15	NOK	26,729	USD	4,410	835
					$3,927

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	(125,405)	129,332	$3,927

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.
CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$674,442	$—	$674,442
Loan Participations	—	423,421	5,900	429,321
Life Settlement Contracts	—	—	137,946	137,946
Sovereign Debt	—	20,152	188	20,340
Closed-End Fund	15,015	—	—	15,015
Asset-Backed Securities	—	7,114	7,255	14,369
Convertible Bonds	—	13,618	—	13,618
Warrants	—	4,887	—	4,887
Common Stock	—	1,060	9	1,069
Mortgage-Backed Securities	—	1,832	—	1,832
Short-Term Investments	45,351	—	—	45,351
Total Investments in Securities	$60,366	$1,146,526	$151,298	$1,358,190

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$3,938	$—	$3,938
Unrealized Depreciation	—	(11)	—	(11)
Total Other Financial Instruments	$—	$(3,927)	$—	$(3,927)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2014:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2014	$6,000	$130,798	$179
Accrued discounts/ premiums	—	—	2
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(100)	7,148	7
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2014	$5,900	$137,946	$188
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(100)	$7,148	$7

	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Common Stock
Beginning balance as of October 1, 2014	$7,886	$165	$18
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	39	—	—
Change in unrealized appreciation/(depreciation)	—	—	(9)
Purchases	—	—	—
Sales/paydowns	(670)	(165)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2014	$7,255	$—	$9
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$(9)

Total
Beginning balance as of October 1, 2014	$145,046
Accrued discounts/ premiums	2
Realized gain/(loss)	39
Change in unrealized appreciation/(depreciation)	7,046
Purchases	—
Sales/paydowns	(835)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2014	$151,298
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$7,046
CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of December 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2014 (000)	Valuation Techniques
BT SPE	$7,255	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

Life Settlement Contracts	137,946	Discounted Cash Flow Model

Observable Inputs
N/A

		Unobservable Inputs	Range
		Discount Rate	13.43%
		Expected Maturity (months)	6-115

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers into an out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [52.1%]
Industrial Select Sector SPDR	15,501	$877
iShares 7-10 Year Treasury Bond ETF	25,070	2,657
iShares MSCI World ETF	20,535	1,472
iShares Russell 3000 Index Fund	11,380	1,392
iShares S&P MidCap 400 Index Fund	9,600	1,390
SPDR S&P 500	9,033	1,856
SPDR S&P Dividend	14,647	1,154
SPDR S&P Telecom ETF	6,880	397
Technology Select Sector SPDR	25,870	1,070
Utilities Select Sector SPDR Fund	8,470	400
Vanguard REIT	11,380	921

Total Exchange Traded Funds
(Cost $12,130)		13,586

Affiliated Registered Investment Companies [19.9%]
City National Rochdale Corporate Bond Fund, Servicing Class	144,435	1,518
City National Rochdale Emerging Markets Fund, Class N	18,514	727
City National Rochdale Government Bond Fund, Institutional Class	105,846	1,113
City National Rochdale High Yield Bond Fund, Institutional Class	81,150	653
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	105,258	1,174

Total Affiliated Registered Investment Companies
(Cost $5,340)		5,185

Unaffiliated Registered Investment Companies [19.3%]
Ivy High Income Fund	160,761	1,297
Oppenheimer Senior Floating Rate Fund	163,122	1,320
PIMCO Emerging Markets Bond Fund	66,452	674
Vanguard Short-Term Bond Index Fund	80,189	840
Voya Global Real Estate Fund	44,154	897

Total Unaffiliated Registered Investment Companies
(Cost $5,081)		5,028

Short-Term Investments [8.7%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	1,132,623	1,133

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	1,132,623	$1,133

Total Short-Term Investments
(Cost $2,266)		2,266

Total Investments [100.0%]
(Cost $24,817)†		$26,065

Percentages are based on Net Assets of $26,062 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $24,817 (000), and the unrealized appreciation and depreciation were $1,653 (000) and $405 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.

Cl — Class
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of December 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For the period ended December 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Common Stock [93.8%]
Consumer Discretionary [3.1%]
Hasbro	20,000	$1,100
Mattel	25,500	789
McDonald's	33,800	3,167
Regal Entertainment Group, Cl A	42,300	903

Total Consumer Discretionary		5,959

Consumer Staples [26.7%](A)
Altria Group	14,250	702
B&G Foods	70,900	2,120
Campbell Soup	15,000	660
Clorox	32,100	3,345
Coca-Cola	18,000	760
ConAgra Foods	27,800	1,008
Dr Pepper Snapple Group	52,900	3,792
General Mills	66,680	3,556
Hershey	24,400	2,536
Imperial Tobacco Group ADR	23,152	2,026
Kellogg	40,500	2,650
Kimberly-Clark	18,200	2,103
Kraft Foods Group	13,194	827
Lorillard	83,590	5,261
PepsiCo	8,000	757
Philip Morris International	52,600	4,284
Procter & Gamble	39,149	3,566
Reynolds American	10,692	687
Sysco	61,600	2,445
Unilever ADR	22,200	899
Universal	38,592	1,697
Vector Group	139,279	2,968
Wal-Mart Stores	29,200	2,508

Total Consumer Staples		51,157

Energy [10.8%]
Buckeye Partners	4,400	333
California Resources *	10,200	56
Chevron	30,683	3,442
ConocoPhillips	27,500	1,899
Crestwood Midstream Partners	60,071	912
Enbridge Energy Partners	15,000	598
Energy Transfer Partners	3,700	240
Enterprise Products Partners	72,584	2,622
Exxon Mobil	25,838	2,389
Kinder Morgan	12,501	529
NuStar Energy	11,250	650
Occidental Petroleum	25,500	2,056
ONEOK	18,500	921
ONEOK Partners	2,400	95
Plains All American Pipeline	60,725	3,116
Spectra Energy	4,753	173
TransCanada	13,928	684

Total Energy		20,715

Financials [6.8%]
Arthur J Gallagher	13,200	621
BB&T	33,000	1,283
Cincinnati Financial	51,700	2,680
Compass Diversified Holdings	32,000	520

Description	Shares	Value (000)

FirstMerit	19,571	$370
JPMorgan Chase	22,000	1,377
Lamar Advertising, Cl A	70,000	3,755
Mercury General	15,000	850
NBT Bancorp	25,935	681
People's United Financial	30,000	455
US Bancorp	10,000	450

Total Financials		13,042

Health Care [7.7%]
Bristol-Myers Squibb	52,000	3,069
Eli Lilly	48,400	3,339
GlaxoSmithKline ADR	32,000	1,368
Halyard Health *	2,275	104
Johnson & Johnson	38,200	3,995
Merck	28,150	1,599
Pfizer	41,944	1,306

Total Health Care		14,780

Industrials [4.3%]
3M	1,000	165
Eaton	39,700	2,698
General Dynamics	14,500	1,995
General Electric	37,400	945
Honeywell International	1,872	187
Lockheed Martin	11,200	2,157

Total Industrials		8,147

Information Technology [0.8%]
Paychex	10,000	462
Seagate Technology	15,000	997

Total Information Technology		1,459

Materials [3.2%]
Dow Chemical	19,000	867
EI du Pont de Nemours	32,700	2,418
Nucor	15,000	736
Olin	28,000	637
Sonoco Products	24,000	1,049
Southern Copper	12,128	342

Total Materials		6,049

REITs [11.0%]
Apartment Investment & Management, Cl A	17,229	640
Camden Property Trust	8,914	658
EPR Properties	18,200	1,049
Government Properties Income Trust	35,000	805
Health Care Property Investors	33,546	1,477
Health Care	11,612	879
Healthcare Realty Trust	17,000	465
Healthcare Trust of America *	20,000	539
Home Properties	15,000	984
Liberty Property Trust	17,385	654
Mid-America Apartment Communities	12,000	896
National Health Investors	20,000	1,399

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

National Retail Properties	36,500	$1,437
Paramount Group *	5,000	93
Plum Creek Timber	24,000	1,027
Public Storage	10,000	264
QTS Realty Trust, Cl A *	8,000	270
Ramco-Gershenson Properties Trust	4,000	75
Select Income	50,000	1,221
Senior Housing Properties Trust	13,000	287
Simon Property Group	5,000	911
Sovran Self Storage	10,036	875
Tanger Factory Outlet Centers	27,984	1,034
Ventas	38,632	2,770
Weyerhaeuser	6,552	235

Total REITs		20,944

Shipping & Transportation [0.6%]
Fly Leasing ADR	87,370	1,149

Telecommunication Services [5.2%]
AT&T	84,500	2,838
Consolidated Communications Holdings	125,400	3,490
Verizon Communications	54,067	2,529
Windstream Holdings	136,128	1,122

Total Telecommunication Services		9,979

Utilities [13.6%]
AGL Resources	8,000	436
American Electric Power	25,000	1,518
AmeriGas Partners	28,200	1,351
Atmos Energy	15,000	836
Brookfield Infrastructure Partners, Cl Miscellaneous	20,000	837
Cleco	4,536	247
Dominion Resources	15,000	1,154
DTE Energy	10,000	864
Duke Energy	31,006	2,590
Entergy	13,700	1,199
Ferrellgas Partners	7,300	161
FirstEnergy	38,000	1,482
NiSource	20,000	848
Northeast Utilities	37,492	2,007
Northwest Natural Gas	8,396	419
OGE Energy	33,600	1,192
Pinnacle West Capital	28,885	1,973
Portland General Electric	12,000	454
PPL	20,000	727
SCANA	33,000	1,993
Suburban Propane Partners	11,200	484
UIL Holdings	11,000	479
United Utilities Group ADR	17,318	491
Wisconsin Energy	27,500	1,450
Xcel Energy	20,000	718

Total Utilities		25,910

Total Common Stock
(Cost $132,334)		179,290

Description	Shares/Face Amount (000)	Value (000)

Registered Investment Company [1.6%]
PowerShares Preferred Portfolio	207,000	$3,043

Total Registered Investment Company
(Cost $3,016)		3,043

Exchange Traded Funds [1.6%]
iShares Select Dividend ETF	39,000	3,097

Total Exchange Traded Funds
(Cost $3,119)		3,097

Preferred Stock [1.2%]
Financials [0.4%]
Capital One Financial	10,000	259
Wells Fargo	10,000	254
Wells Fargo Real Estate Investment	10,000	253

Total Financials		766

REITs [0.5%]
Equity Commonwealth	10,000	255
First Potomac Realty Trust	10,000	259
National Retail Properties	10,000	254
Public Storage	10,000	253

Total REITs		1,021

Telecommunication Services [0.3%]
Qwest	10,000	268
Verizon Communications	10,000	262

Total Telecommunication Services		530

Total Preferred Stock
(Cost $2,232)		2,317

Asset-Backed Security [0.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16 (B)(C)	$394	371

Total Asset-Backed Security
(Cost $394)		371

Short-Term Investments [4.0%]
City National Rochdale Government Money Market Fund, 0.010%*‡	3,839,152	3,839
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	3,839,152	3,839

Total Short-Term Investments
(Cost $7,678)		7,678

Total Investments [102.4%]
(Cost $148,773)†		$195,796

Percentages are based on Net Assets of $191,287 (000).
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale Dividend and Income Fund

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $148,773 (000), and the unrealized appreciation and depreciation were $49,536 (000) and $2,513, respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2014 was $371 (000) and represented 0.2% of net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such securities as of December 31, 2014 was $371 (000) and represented 0.2% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
SPE — Special Purpose Entity

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$179,290	$—	$—	$179,290
Registered Investment Company	3,043	—	—	3,043
Exchange Traded Funds	3,097	—	—	3,097
Preferred Stock	2,317	—	—	2,317
Asset-Backed Security	—	—	371	371
Short-Term Investments	7,678	—	—	7,678
Total Investments in Securities	$195,425	$—	$371	$195,796

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2014:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2014	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	2
Purchases	—
Sales/paydowns	(34)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2014	$371
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2014 (000)	Valuation Techniques
BT SPE	$371	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2014, the transfers into Level 1 from Level 2 were due to changes in the availability of observable inputs to determine fair value.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Common Stock [95.9%]
Aerospace & Defense [4.5%]
Boeing	19,800	$2,574
Hexcel *	68,000	2,821
Textron	99,300	4,181

Total Aerospace & Defense		9,576

Auto Components [1.4%]
Magna International	27,500	2,989

Biotechnology [7.8%]
Biogen Idec *	10,600	3,598
Celgene *	64,700	7,237
Gilead Sciences *	59,800	5,637

Total Biotechnology		16,472

Capital Markets [5.2%]
Affiliated Managers Group *	14,200	3,014
Charles Schwab	142,100	4,290
State Street	47,700	3,744

Total Capital Markets		11,048

Chemicals [1.0%]
Eastman Chemical	27,900	2,117

Commercial Banks [1.5%]
Wells Fargo	57,000	3,125

Communications Equipment [1.3%]
Qualcomm	38,100	2,832

Computers & Peripherals [4.7%]
Apple	90,800	10,023

Construction & Engineering [1.0%]
Quanta Services *	75,000	2,129

Diversified Financial Services [3.4%]
Citigroup	63,700	3,447
JPMorgan Chase	60,000	3,754

Total Diversified Financial Services		7,201

Diversified Telecommunication Services [1.4%]
Verizon Communications	63,900	2,989

Energy Equipment & Services [1.6%]
Schlumberger	41,000	3,502

Financial Services [2.2%]
American Express	51,000	4,745

Food & Staples Retailing [4.6%]
Costco Wholesale	24,000	3,402
CVS Health	66,000	6,357

Total Food & Staples Retailing		9,759

Description	Shares	Value (000)

Food Products [2.9%]
Tyson Foods, Cl A	99,100	$3,973
WhiteWave Foods, Cl A *	61,000	2,134

Total Food Products		6,107

Health Care Equipment & Supplies [3.3%]
Edwards Lifesciences *	32,100	4,089
Intuitive Surgical *	5,700	3,015

Total Health Care Equipment & Supplies		7,104

Health Care Providers & Services [1.3%]
HCA Holdings *	38,700	2,840

Hotels, Restaurants & Leisure [1.3%]
Starbucks	33,000	2,708

Household Durables [1.9%]
PulteGroup	188,000	4,034

Insurance [4.2%]
American International Group	78,000	4,369
Prudential Financial	49,800	4,505

Total Insurance		8,874

Internet & Catalog Retail [1.0%]
Priceline Group *	1,800	2,052

Internet Software & Services [4.7%]
Facebook, Cl A *	50,100	3,909
Google, Cl A *	11,500	6,085

Total Internet Software & Services		9,994

IT Services [4.2%]
MasterCard, Cl A	63,000	5,428
Visa, Cl A	13,100	3,435

Total IT Services		8,863

Leisure Equipment & Products [1.7%]
Polaris Industries	23,300	3,524

Life Sciences Tools & Services [1.8%]
Thermo Fisher Scientific	29,800	3,734

Machinery [3.3%]
Cummins	21,000	3,028
Wabtec	45,600	3,962

Total Machinery		6,990

Media [4.9%]
Comcast, Cl A	61,900	3,591
Lions Gate Entertainment	84,700	2,712
Walt Disney	44,500	4,191

Total Media		10,494

Multi-Utilities [1.4%]
PG&E	57,000	3,035

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Oil, Gas & Consumable Fuels [3.3%]
Cabot Oil & Gas	77,400	$2,291
Exxon Mobil	28,100	2,598
Occidental Petroleum	26,100	2,104

Total Oil, Gas & Consumable Fuels		6,993

Real Estate Investment Trusts [1.9%]
Host Hotels & Resorts	175,000	4,160

Road & Rail [2.2%]
Union Pacific	38,400	4,575

Semiconductors & Semiconductor Equipment [3.1%]
Applied Materials	140,200	3,494
NXP Semiconductor *	39,000	2,979

Total Semiconductors & Semiconductor Equipment		6,473

Software [0.9%]
Adobe Systems *	27,000	1,963

Specialty Retail [3.7%]
Home Depot	43,000	4,514
Lowe's	50,100	3,447

Total Specialty Retail		7,961

Water Utilities [1.3%]
American Water Works	51,800	2,760

Total Common Stock
(Cost $167,898)		203,745

Short-Term Investments [3.5%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	3,740,582	3,741
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	3,740,582	3,741

Total Short-Term Investments
(Cost $7,482)		7,482

Total Investments [99.4%]
(Cost $175,380)†		$211,227

Percentages are based on Net Assets of $212,488 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $175,380 (000), and the unrealized appreciation and depreciation were $37,185 (000) and $1,338 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.

Cl — Class

As of December 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For the period ended December 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Socially Responsible Equity Fund
Description	Shares	Value (000)

Common Stock [96.9%]
Automotive [5.9%]
Ford Motor	420,000	$6,510
Johnson Controls	109,700	5,303
PACCAR	53,200	3,618

Total Automotive		15,431

Banks [2.5%]
Bank of America	368,700	6,596

Building & Construction [1.9%]
USG *	182,000	5,094

Chemicals [2.0%]
EI du Pont de Nemours	70,500	5,213

Commercial Banks [2.9%]
BB&T	192,300	7,479

Commercial Services & Supplies [0.9%]
Republic Services, Cl A	61,400	2,472

Communication & Media [1.9%]
Starz *	169,000	5,019

Communications Equipment [1.5%]
Qualcomm	51,000	3,791

Computer Software [4.2%]
Microsoft	117,200	5,444
Oracle	120,100	5,401

Total Computer Software		10,845

Drugs [2.4%]
AbbVie	97,300	6,367

Electric Utilities [1.9%]
Portland General Electric	133,600	5,054

Electronic Equipment & Instruments [5.6%]
Cisco Systems	187,800	5,223
Corning	243,300	5,579
TE Connectivity	60,000	3,795

Total Electronic Equipment & Instruments		14,597

Energy Equipment & Services [1.4%]
National Oilwell Varco	56,300	3,689

Financial Services [1.5%]
American Express	41,200	3,833

Food, Beverage & Tobacco [2.3%]
PepsiCo	62,500	5,910

Health Care Products & Services [5.5%]
Cardinal Health	31,600	2,551

Description	Shares	Value (000)

DaVita HealthCare Partners *	86,700	$6,567
Express Scripts Holding *	62,500	5,292

Total Health Care Products & Services		14,410

Household Furniture & Fixtures [2.4%]
Stanley Black & Decker	65,100	6,255

Household Products [3.0%]
Procter & Gamble	85,200	7,761

Independent Power Producers & Energy Trader [1.5%]
Calpine *	170,900	3,782

Industrial Products & Services [4.5%]
Eaton	115,800	7,870
Tyco International	87,675	3,845

Total Industrial Products & Services		11,715

Information Technology [1.6%]
IBM	26,300	4,220

Insurance [15.0%]
American International Group	128,600	7,203
Berkshire Hathaway, Cl B *	34,600	5,195
Chubb	13,000	1,345
FNF Group	161,600	5,567
Genworth Financial, Cl A *	403,700	3,431
HCC Insurance Holdings	85,600	4,581
MetLife	96,000	5,193
Symetra Financial	288,100	6,641

Total Insurance		39,156

Medical Products & Services [6.1%]
Baxter International	106,200	7,783
Becton Dickinson	33,800	4,704
Laboratory Corp of America Holdings *	31,100	3,356

Total Medical Products & Services		15,843

Petroleum & Fuel Products [7.1%]
ConocoPhillips	73,000	5,041
Denbury Resources	281,900	2,292
Phillips 66	26,400	1,893
Southwestern Energy *	174,500	4,762
Spectra Energy	125,700	4,563

Total Petroleum & Fuel Products		18,551

Real Estate Investment Trusts [2.0%]
Weyerhaeuser	143,900	5,165

Real Estate Management & Development [3.2%]
Brookfield Asset Management, Cl A	92,900	4,657
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Kennedy-Wilson Holdings	151,900	$3,843

Total Real Estate Management & Development		8,500

Semi-Conductors [1.8%]
Broadcom, Cl A	111,200	4,818

Telephone & Telecommunications [3.4%]
Verizon Communications	188,000	8,795

Transportation Services [1.0%]
United Parcel Service, Cl B	23,900	2,657

Total Common Stock
(Cost $235,379)		253,018

Short-Term Investment [2.7%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	6,996,390	6,996

Total Short-Term Investment
(Cost $6,996)		6,996

Total Investments [99.6%]
(Cost $242,375) †		$260,014

Percentages are based on Net Assets of $261,074 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $242,375 (000), and the unrealized appreciation and depreciation were $26,144 (000) and $8,505 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2014.

Cl — Class

As of December 31, 2014, all of the Fund’s investments are Level 1in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [88.1%]
China [32.7%]
AAC Technologies Holdings	1,688,200	$9,045
ANTA Sports Products	3,976,000	7,024
Baidu *	47,400	10,806
China Pioneer Pharma Holdings	14,211,000	11,179
China Railway Group, Cl H	10,796,000	8,882
China State Construction International Holdings	4,598,000	6,463
CIMC Enric Holdings	7,014,000	5,563
Ctrip.com International ADR *	110,000	5,005
Dongfeng Motor Group, Cl H	4,027,388	5,703
Fufeng Group	15,762,000	6,809
Goodbaby International Holdings	10,283,705	3,580
Great Wall Motor, Cl H	3,895,500	22,153
Man Wah Holdings	3,902,800	6,432
New Oriental Education & Technology Group ADR *	244,000	4,980
Ping An Insurance Group of China, Cl H	1,322,500	13,490
Shanghai Fosun Pharmaceutical Group, Cl H	1,861,500	6,697
Sunac China Holdings	11,898,000	12,106
Sunny Optical Technology Group	7,802,000	13,462
Tencent Holdings	1,214,500	17,619
Want Want China Holdings	4,296,000	5,662
XTEP International Holdings	12,672,500	5,099
Zhejiang Expressway, Cl H	5,586,000	6,490
ZTE, Cl H	3,709,187	8,055

Total China		202,304

Hong Kong [8.2%]
Chaowei Power Holdings	7,419,000	3,129
CPMC Holdings	6,776,000	3,670
Galaxy Entertainment Group *	1,904,000	10,717
MTR	1,510,000	6,192
NagaCorp	18,172,600	14,857
Sands China	1,190,651	5,858
Skyworth Digital Holdings	11,996,117	6,528

Total Hong Kong		50,951

India [22.5%][A]
Amtek Auto	3,034,666	8,649
Crompton Greaves	1,913,394	5,700
Dr. Reddy's Laboratories ADR	152,200	7,679
Emami	886,282	11,049
HDFC Bank	353,793	6,137
HDFC Bank ADR	103,500	5,253
ICICI Bank	490,805	2,745
ICICI Bank ADR	1,558,835	18,005
ITC	853,512	4,985
Kotak Mahindra Bank	463,470	9,280
Mindtree	406,968	8,273
Shriram City Union Finance	210,000	6,458
Sobha	729,724	5,574
Sun Pharmaceutical Industries	539,878	7,069
Taro Pharmaceutical Industries *	62,169	9,204
Tata Global Beverages	1,996,287	4,774

Description	Shares	Value (000)

Tata Motors, Cl A	915,068	$4,866
Tata Motors ADR	111,800	4,727
Tech Mahindra	213,084	8,755

Total India		139,182

Indonesia [6.6%]
Bank Mandiri Persero	3,309,100	2,879
Blue Bird *	4,524,000	3,443
Ciputra Development	49,801,600	5,026
Kalbe Farma	41,503,100	6,132
Lippo Karawaci	82,170,961	6,768
Mitra Adiperkasa	18,996,500	7,784
Surya Citra Media	31,093,300	8,787

Total Indonesia		40,819

Malaysia [3.0%]
Berjaya Sports Toto	3,133,655	3,146
Genting Malaysia	2,972,956	3,461
Inari Amertron	7,151,388	5,195
Magnum	3,762,300	2,937
My EG Services	3,352,600	4,046

Total Malaysia		18,785

Philippines [8.2%]
GT Capital Holdings	454,850	10,494
Jollibee Foods	2,012,040	9,670
Megaworld *	93,596,426	9,792
Metropolitan Bank & Trust	2,970,692	5,512
Security Bank	1,721,340	5,849
SM Prime Holdings	25,310,875	9,642

Total Philippines		50,959

Singapore [1.4%]
Raffles Medical Group	2,828,570	8,306

Thailand [4.9%]
Krung Thai Bank - Foreign	8,441,450	5,825
LPN Development	2,200,000	1,471
LPN Development NVDR	6,174,501	4,129
Minor International - Foreign	8,002,550	7,905
PTT Exploration & Production - Foreign	1,227,912	4,180
Siam Cement - Foreign	470,600	6,437

Total Thailand		29,947

United States [0.6%]
Cognizant Technology Solutions, Cl A *	68,600	3,613

Total Common Stock
(Cost $452,324)		544,866

Participatory Notes [1.4%]
Boci Financial *	2,167,251	7,503
SAIC Motor *	299,987	1,034

Total Participatory Notes
(Cost $7,174)		8,537
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2014 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Number of Warrants/Shares	Value (000)

Warrant [0.0%]
Minor International,
Expires 12/31/29*	400,127	$—

Total Warrant
(Cost $–)		—

Short-Term Investments [7.8%]
City National Rochdale Government Money Market Fund, 0.010%**‡	23,108,932	23,109
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	25,507,768	25,508

Total Short-Term Investments
(Cost $48,617)		48,617

Total Investments [97.3%]
(Cost $508,115) †		$602,020

Percentages are based on Net Assets of $618,602 (000).

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $508,115 (000), and the unrealized appreciation and depreciation were $111,903 (000) and $17,998 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
‡	Investment in Affiliate.
(A)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non Voting Depository Receipt

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$544,866	$—	$—	$544,866
Participatory Notes	—	8,537	—	8,537
Warrant	—	—	—	—
Short-Term Investments	48,617	—	—	48,617
Total Investments in Securities	$593,483	$8,537	$—	$602,020

For the period ended December 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 26, 2015

By (Signature and Title)	Eric Kleinschmidt
Eric Kleinschmidt,
Controller and COO

Date: February 26, 2015